UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Social Investment Fund
Semiannual Report
March 31, 2021

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Social Investment Fund

Calvert
Balanced Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	9.65%	34.31%	10.81%	8.90%
Class A with 4.75% Maximum Sales Charge	—	—	4.45	27.94	9.74	8.37
Class C at NAV	03/01/1994	10/21/1982	9.21	33.31	9.95	8.04
Class C with 1% Maximum Sales Charge	—	—	8.21	32.31	9.95	8.04
Class I at NAV	12/27/2004	10/21/1982	9.76	34.66	11.15	9.32
Class R6 at NAV	02/01/2019	10/21/1982	9.80	34.67	11.17	9.33

Russell 1000® Index	—	—	20.41%	60.59%	16.65%	13.96%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.73)	0.71	3.10	3.44
Balanced Blended Benchmark	—	—	10.78	33.88	11.38	9.92

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.93%	1.69%	0.69%	0.65%
Net	0.93	1.68	0.68	0.64
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Balanced Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

*	Amount is less than 0.05%.

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Calvert
Bond Fund
March 31, 2021
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	0.44%	7.48%	3.84%	3.67%
Class A with 3.75% Maximum Sales Charge	—	—	(3.31)	3.42	3.05	3.27
Class C at NAV	06/01/1998	08/24/1987	0.04	6.60	2.98	2.82
Class C with 1% Maximum Sales Charge	—	—	(0.95)	5.60	2.98	2.82
Class I at NAV	03/31/2000	08/24/1987	0.54	7.68	4.12	4.10
Class R6 at NAV	10/03/2017	08/24/1987	0.58	7.76	4.16	4.12

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.73)%	0.71%	3.10%	3.44%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.76%	1.56%	0.56%	0.49%
Net	0.73	1.53	0.53	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Bond Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.

Calvert
Equity Fund
March 31, 2021
Performance

Portfolio Managers Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	11.36%	47.20%	18.51%	14.03%
Class A with 4.75% Maximum Sales Charge	—	—	6.07	40.19	17.36	13.48
Class C at NAV	03/01/1994	08/24/1987	10.94	46.11	17.62	13.19
Class C with 1% Maximum Sales Charge	—	—	9.94	45.11	17.62	13.19
Class I at NAV	11/01/1999	08/24/1987	11.49	47.56	18.88	14.50
Class R6 at NAV	10/03/2017	08/24/1987	11.53	47.64	18.91	14.52

Russell 1000® Growth Index	—	—	12.44%	62.74%	21.04%	16.62%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.94%	1.69%	0.69%	0.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Equity Fund
March 31, 2021
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)
Thermo Fisher Scientific, Inc.	4.7%
Alphabet, Inc., Class C	4.7
Visa, Inc., Class A	4.6
Microsoft Corp.	4.4
Danaher Corp.	4.2
Verisk Analytics, Inc.	3.8
Dollar General Corp.	3.6
Ecolab, Inc.	3.4
American Tower Corp.	3.4
MasterCard, Inc., Class A	3.4
Total	40.2%

See Endnotes and Additional Disclosures in this report.

Calvert
Social Investment Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profiles subject to change due to active management.

Calvert
Social Investment Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Balanced Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,096.50	$4.76	0.91%
Class C	$1,000.00	$1,092.10	$8.71	1.67%
Class I	$1,000.00	$1,097.60	$3.50	0.67%
Class R6	$1,000.00	$1,098.00	$3.24	0.62%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.39	$4.58	0.91%
Class C	$1,000.00	$1,016.60	$8.40	1.67%
Class I	$1,000.00	$1,021.59	$3.38	0.67%
Class R6	$1,000.00	$1,021.84	$3.13	0.62%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

Calvert
Social Investment Fund
March 31, 2021
Fund Expenses — continued

Calvert Bond Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.40	$3.65 **	0.73%
Class C	$1,000.00	$1,000.40	$7.63 **	1.53%
Class I	$1,000.00	$1,005.40	$2.65 **	0.53%
Class R6	$1,000.00	$1,005.80	$2.30 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class C	$1,000.00	$1,017.30	$7.70 **	1.53%
Class I	$1,000.00	$1,022.29	$2.67 **	0.53%
Class R6	$1,000.00	$1,022.64	$2.32 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
Calvert Equity Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,113.60	$4.85	0.92%
Class C	$1,000.00	$1,109.40	$8.78	1.67%
Class I	$1,000.00	$1,114.90	$3.53	0.67%
Class R6	$1,000.00	$1,115.30	$3.16	0.60%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.34	$4.63	0.92%
Class C	$1,000.00	$1,016.60	$8.40	1.67%
Class I	$1,000.00	$1,021.59	$3.38	0.67%
Class R6	$1,000.00	$1,021.94	$3.02	0.60%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.8%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$441	$ 473,439
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	1,017	1,028,359
Series 2021-A, Class A, 0.88%, 8/15/25(1)	305	305,417
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	400	404,897
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	97	98,255
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,799	1,807,581
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	120	120,438
Series 2019-A, Class B, 4.36%, 10/16/23(1)	152	152,644
Series 2019-B, Class B, 3.62%, 6/17/24(1)	262	263,806
Series 2020-A, Class B, 4.27%, 6/16/25(1)	135	136,434
Series 2020-A, Class C, 4.20%, 6/16/25(1)	200	200,858
DataBank Issuer:
Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	325	323,061
Series 2021-1A, Class B, 2.65%, 2/27/51(1)	79	78,547
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	165	175,662
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	89	90,969
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	126	134,848
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	296	308,381
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	831,532
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	83,066
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,222	1,232,352
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	346	356,203
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	434	449,604
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	973	1,001,384
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	635	674,527
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	127	123,042
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	425	428,806
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	109,634
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	622	681,028
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	$1,660	$ 1,725,413
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	355	355,839
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	183	184,743
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	149	156,068
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	374	365,718
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	541	540,291
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	780	765,647
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	995	1,003,460
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	625	631,683
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	103	103,304
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	1,356	1,361,063
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	1,486	1,486,806
Oportun Funding X, LLC, Series 2018-C, Class C, 5.52%, 10/8/24(1)	570	575,098
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	265,061
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,063	1,067,793
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	141	144,891
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	622	598,230
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	20	20,215
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,061,045
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	354	363,416
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	447	459,153
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,573	2,664,818
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	154	153,728
Series 2020-A, Class A, 2.62%, 12/15/26(1)	193	193,654
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	445	468,391
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	421	421,254
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,403	1,424,694
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,671	1,648,468
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,667	1,734,479
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,137	1,147,625

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	$17	$ 16,766
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,994	5,328,460
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	417,997
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	173	171,617
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,467	1,470,461
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	249	256,346
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	484	512,638
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	468	467,613
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	339	362,637
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	755	788,449
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	324	324,237
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	204	205,468
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	2,016	2,052,094
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	404,563
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	160	160,856
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	204	205,388
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	58	58,335
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	106,749
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,302	1,369,079
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	161	169,592
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	934	974,065
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,405	1,383,491
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	1,009	997,673
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	384	316,579
Series 2020-A, Class C, 6.657%, 3/15/45(1)	221	153,497
Total Asset-Backed Securities (identified cost $53,008,899)		$ 53,841,472

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.709%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$306	$ 308,075
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	345	346,634
Series 2021-1A, Class M1B, 2.21%, (SOFR + 2.20%), 3/25/31(1)(2)	248	248,842
Series 2021-1A, Class M1C, 2.96%, (SOFR + 2.95%), 3/25/31(1)(2)	150	150,121
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	550	560,378
Series 2017-HQA2, Class M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	400	403,564
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	575	572,247
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	756	754,187
Series 2019-DNA2, Class M2, 2.559%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	140	140,432
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,708	1,707,507
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	572	572,267
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	564	565,554
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	42	42,673
Series 2020-DNA4, Class M2, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	60	60,589
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	214	214,354
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	330	332,943
Series 2020-DNA6, Class B1, 3.01%, (SOFR + 3.00%), 12/25/50(1)(2)	50	49,455
Series 2020-DNA6, Class M2, 2.01%, (SOFR + 2.00%), 12/25/50(1)(2)	715	713,664
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.359%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	445	459,922
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	728	716,652
Series 2014-C02, Class 2M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	226	229,009
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	579	572,001
Series 2014-C03, Class 2M2, 3.009%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	347	351,227
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	779	802,451

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	$476	$ 480,738
Series 2018-C06, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	47	47,416
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	527	529,341
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	48	47,960
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	115	115,233
Series 2020-R01, Class 1M1, 0.909%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	43	42,809
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	548	587,922
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.659%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	690	692,241
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	215	216,075
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	233	234,637
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	480	486,508
Total Collateralized Mortgage Obligations (identified cost $14,392,039)		$ 14,355,628

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$1,605	$ 1,386,267
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	680	570,428
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,115	896,359
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,505	1,507,600
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	705	706,522
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	490	469,775
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,461,738
Series KG03, Class A2, 1.297%, 6/25/30(4)	770	734,428
Series KSG1, Class A2, 1.503%, 9/25/30	704	684,907
Series KW06, Class A2, 3.80%, 6/25/28(4)	1,135	1,292,456
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates: (continued)
Series W5FX, Class AFX, 2.97%, 4/25/28(4)	$413	$ 441,525
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.939%, 9/25/27(4)	1,350	1,471,913
Series 2018-M4, Class A2, 3.046%, 3/25/28(4)	3,131	3,433,491
Series 2018-M8, Class A2, 3.325%, 6/25/28(4)	989	1,102,042
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	3,600	4,134,699
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	1,700	1,917,539
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,614	6,984,900
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,435,172
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,465,996
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	130	130,285
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	980	1,020,276
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	218,166
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	225	55,399
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	1,540	1,541,296
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	1,315	1,280,151
Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	386	357,838
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	205	176,412
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	280	280,620
Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	99	99,118
Series 2017-MTL6, Class F, 4.356%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	148	149,304
RETL Trust, Series 2019-RVP, Class C, 2.206%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	254	253,403
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	850	761,061
Total Commercial Mortgage-Backed Securities (identified cost $40,942,187)		$ 41,421,086

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Common Stocks — 65.3%

Security	Shares	Value
Auto Components — 1.1%
Aptiv PLC(6)	92,200	$ 12,714,380
		$ 12,714,380
Banks — 3.6%
JPMorgan Chase & Co.	155,000	$ 23,595,650
PNC Financial Services Group, Inc. (The)	96,000	16,839,360
		$ 40,435,010
Beverages — 2.6%
Coca-Cola Co. (The)	235,400	$ 12,407,934
Coca-Cola European Partners PLC	314,100	16,383,456
		$ 28,791,390
Biotechnology — 1.4%
AbbVie, Inc.	141,574	$ 15,321,138
		$ 15,321,138
Building Products — 1.0%
Trane Technologies PLC	65,400	$ 10,827,624
		$ 10,827,624
Capital Markets — 4.0%
Intercontinental Exchange, Inc.	120,600	$ 13,468,608
S&P Global, Inc.	44,800	15,808,576
Tradeweb Markets, Inc., Class A	206,466	15,278,484
		$ 44,555,668
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	91,425	$ 11,795,653
		$ 11,795,653
Containers & Packaging — 0.9%
AptarGroup, Inc.	74,900	$ 10,611,083
		$ 10,611,083
Diversified Telecommunication Services — 0.0%(7)
Verizon Communications, Inc.	1,221	$ 71,001
		$ 71,001
Electrical Equipment — 1.3%
AMETEK, Inc.	114,900	$ 14,676,177
		$ 14,676,177
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity, Ltd.	59,500	$ 7,682,045
		$ 7,682,045
Energy Equipment & Services — 1.3%
Baker Hughes Co.	683,500	$ 14,770,435
		$ 14,770,435
Entertainment — 1.6%
Walt Disney Co. (The)(6)	95,600	$ 17,640,112
		$ 17,640,112
Equity Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	127,100	$ 11,937,232
		$ 11,937,232
Food & Staples Retailing — 1.5%
Sysco Corp.	211,200	$ 16,629,888
		$ 16,629,888
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.(6)	374,900	$ 14,489,885
Danaher Corp.	70,600	15,890,648
		$ 30,380,533
Health Care Providers & Services — 1.4%
Anthem, Inc.	44,800	$ 16,080,960
		$ 16,080,960
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	85,000	$ 12,589,350
		$ 12,589,350
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	161,428	$ 11,764,873
		$ 11,764,873
Insurance — 0.8%
Travelers Cos., Inc. (The)	59,500	$ 8,948,800
		$ 8,948,800
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C(6)	18,412	$ 38,087,616
Match Group, Inc.(6)	78,230	10,747,237
		$ 48,834,853

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(6)	13,866	$ 42,902,513
		$ 42,902,513
IT Services — 5.5%
Automatic Data Processing, Inc.	60,900	$ 11,477,823
Cognizant Technology Solutions Corp., Class A	164,314	12,836,210
PayPal Holdings, Inc.(6)	59,200	14,376,128
Visa, Inc., Class A	106,800	22,612,764
		$ 61,302,925
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	31,397	$ 14,328,963
		$ 14,328,963
Machinery — 1.0%
Stanley Black & Decker, Inc.	55,200	$ 11,021,784
		$ 11,021,784
Pharmaceuticals — 1.9%
Sanofi	138,700	$ 13,715,232
Zoetis, Inc.	45,100	7,102,348
		$ 20,817,580
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	96,700	$ 7,787,251
Clarivate PLC(6)	207,664	5,480,253
		$ 13,267,504
Road & Rail — 1.0%
Union Pacific Corp.	50,800	$ 11,196,828
		$ 11,196,828
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	74,900	$ 11,615,492
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,900	10,988,212
Texas Instruments, Inc.	69,296	13,096,251
		$ 35,699,955
Software — 5.4%
Intuit, Inc.	17,967	$ 6,882,439
Microsoft Corp.	209,851	49,476,570
nCino, Inc.(6)	68,947	4,600,144
		$ 60,959,153
Security	Shares	Value
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	179,000	$ 11,840,850
		$ 11,840,850
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	317,808	$ 38,820,247
		$ 38,820,247
Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	98,200	$ 7,848,144
		$ 7,848,144
Venture Capital — 0.2%
CFBanc Corp.(6)(8)(9)	27,000	$ 824,470
Consensus Orthopedics, Inc.(6)(8)(9)	180,877	0
Kickboard (6)(8)(9)	169,932	4,452
Learn Capital Venture Partners III, L.P.(6)(8)(9)	1,024,486	1,555,614
Neighborhood Bancorp, Class A(6)(8)(9)	10,000	12,500
		$ 2,397,036
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(6)	97,545	$ 12,221,413
		$ 12,221,413
Total Common Stocks (identified cost $517,990,401)		$ 731,683,100

Convertible Bonds — 0.0%(7)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(7)
ams AG, 0.875%, 9/28/22(10)	$200	$ 192,964
Total Convertible Bonds (identified cost $190,901)		$ 192,964

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(7)
Becton Dickinson and Co., Series B, 6.00%(11)	1,650	$ 88,638
Total Convertible Preferred Stocks (identified cost $90,985)		$ 88,638

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 14.4%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.2%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	1,250	$ 1,354,583
3.625%, 4/15/29(1)	575	622,830
		$ 1,977,413
Communications — 1.2%
AT&T, Inc.:
2.30%, 6/1/27	1	$ 1,023
3.10%, 2/1/43	165	154,314
3.30%, 2/1/52	92	83,014
3.65%, 6/1/51	1,751	1,696,601
3.65%, 9/15/59(1)	111	101,662
3.80%, 12/1/57(1)	678	646,284
4.90%, 6/15/42	785	918,612
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,309	2,482,813
Comcast Corp.:
2.45%, 8/15/52	1,213	1,039,342
4.70%, 10/15/48	350	433,547
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	450	480,960
Discovery Communications, LLC, 5.20%, 9/20/47	806	957,019
NBCUniversal Media, LLC, 4.45%, 1/15/43	405	479,725
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	522,068
SES S.A., 5.30%, 4/4/43(1)	274	303,188
Sprint Corp., 7.25%, 9/15/21	160	164,216
T-Mobile USA, Inc.:
2.25%, 2/15/26	48	48,405
2.25%, 11/15/31(1)	161	153,159
2.55%, 2/15/31(1)	371	363,929
2.625%, 4/15/26(11)	1,386	1,414,656
4.50%, 4/15/50(1)	860	966,760
Verizon Communications, Inc., 3.70%, 3/22/61	397	393,095
Ziggo B.V., 5.50%, 1/15/27(1)	150	156,464
		$ 13,960,856
Consumer, Cyclical — 1.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	907	$ 904,384
American Airlines Pass-Through Trust:
4.40%, 9/22/23	222	212,351
5.25%, 1/15/24	909	865,233
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	765	797,084
5.75%, 4/20/29(1)	44	46,856
Aptiv PLC, 5.40%, 3/15/49	115	140,975
Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc.:
3.625%, 3/15/22	719	$ 727,143
7.375%, 1/15/26	930	1,088,543
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	335	335,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	910	905,700
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	525	520,264
2.979%, 8/3/22	2,615	2,657,494
3.087%, 1/9/23	567	577,266
4.14%, 2/15/23	675	699,232
5.875%, 8/2/21	200	202,940
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	617	622,676
3.625%, 6/1/24	84	84,105
MDC Holdings, Inc., 2.50%, 1/15/31	179	169,155
Nordstrom, Inc.:
4.25%, 8/1/31(1)(12)	235	235,303
4.375%, 4/1/30(11)	894	916,213
5.00%, 1/15/44	964	937,547
Tesla, Inc., 5.30%, 8/15/25(1)(11)	113	117,390
		$ 13,762,854
Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$ 209,428
4.25%, 11/1/29(1)	987	1,060,640
Becton Dickinson and Co., 2.894%, 6/6/22	404	414,537
Block Financial, LLC, 3.875%, 8/15/30	936	966,504
Centene Corp.:
2.50%, 3/1/31	967	924,713
3.375%, 2/15/30	472	477,161
4.25%, 12/15/27	575	605,548
4.625%, 12/15/29	74	80,187
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	591,913
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	680,241
CVS Health Corp.:
3.00%, 8/15/26	1,400	1,497,781
4.30%, 3/25/28	785	891,959
CVS Pass-Through Trust, 6.036%, 12/10/28	654	763,498
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,512,088
Ford Foundation (The), 2.415%, 6/1/50	1,095	992,703
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,198	1,255,218

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	192	$ 191,302
5.20%, 4/1/29(1)	90	103,362
		$ 13,218,783
Energy — 0.3%
NuStar Logistics, L.P.:
5.75%, 10/1/25	97	$ 103,986
6.00%, 6/1/26	509	549,618
6.375%, 10/1/30	334	361,763
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	765	795,998
5.00%, 1/31/28(1)	1,696	1,833,249
		$ 3,644,614
Financial — 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	876	$ 942,659
4.625%, 10/15/27(11)	300	329,451
6.50%, 7/15/25	413	481,646
Affiliated Managers Group, Inc., 3.30%, 6/15/30	996	1,036,083
Air Lease Corp., 2.875%, 1/15/26	816	847,254
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	815	837,922
American Assets Trust, L.P., 3.375%, 2/1/31	176	173,301
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	823,117
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(13)	1,102	1,140,306
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	200	204,697
Banco Santander S.A., 2.746%, 5/28/25	200	209,171
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(13)	1,140	1,137,436
1.197% to 10/24/25, 10/24/26(13)	1,638	1,617,481
1.404%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	236	237,424
1.898% to 7/23/30, 7/23/31(13)	1,365	1,283,279
1.922% to 10/24/30, 10/24/31(13)	1,046	985,205
2.456% to 10/22/24, 10/22/25(13)	1,512	1,585,673
2.676% to 6/19/40, 6/19/41(13)	1,548	1,452,420
3.499% to 5/17/21, 5/17/22(13)	1,489	1,494,566
Series Z, 6.50% to 10/23/24(13)(14)	76	85,310
Bank of Montreal, 2.05%, 11/1/22	1,898	1,950,377
Bank of Nova Scotia (The):
1.625%, 5/1/23	1,053	1,079,910
2.375%, 1/18/23	1,362	1,409,891
BankUnited, Inc., 5.125%, 6/11/30	731	826,261
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)(11)	659	661,059
Security	Principal Amount (000's omitted)*	Value
Financial (continued)
BBVA Bancomer S.A./Texas: (continued)
5.125% to 1/18/28, 1/18/33(1)(13)	514	$ 530,086
Capital One Financial Corp.:
3.30%, 10/30/24	419	451,970
3.75%, 7/28/26	555	603,420
4.20%, 10/29/25	575	637,083
Charles Schwab Corp. (The), 4.00% to 12/1/30(13)(14)	171	168,307
CI Financial Corp., 3.20%, 12/17/30	1,014	1,009,494
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(13)	1,600	1,599,319
1.246%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	300	301,766
1.678% to 5/15/23, 5/15/24(13)	1,848	1,886,623
2.666% to 1/29/30, 1/29/31(13)	1,056	1,062,236
3.106% to 4/8/25, 4/8/26(13)	840	897,348
3.887% to 1/10/27, 1/10/28(13)	2,746	3,020,711
4.00% to 12/10/25(13)(14)	770	779,433
Citizens Bank NA, 2.55%, 5/13/21	400	400,189
Citizens Financial Group, Inc., 2.375%, 7/28/21	355	356,721
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	550	568,011
3.61% to 9/12/29, 9/12/34(1)(13)	487	504,444
Digital Realty Trust, L.P., 4.75%, 10/1/25	525	597,369
Discover Bank, 4.682% to 8/9/23, 8/9/28(13)	605	645,786
Discover Financial Services:
3.95%, 11/6/24	300	327,195
6.125% to 6/23/25(13)(14)	771	858,701
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	921	952,756
6.00%, 4/15/25(1)	695	734,094
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	704	696,854
5.00%, 7/15/28(1)	219	224,203
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	1,477	1,482,253
2.522% to 4/22/30, 4/22/31(13)	1,465	1,463,091
2.739% to 10/15/29, 10/15/30(13)	485	493,476
2.956% to 5/13/30, 5/13/31(13)	358	365,055
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	768,685
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(13)	860	891,139
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(13)	1,103	1,057,558
3.624%, 6/3/30(1)	744	762,079
Mastercard, Inc., 1.90%, 3/15/31	1,125	1,107,293
National Australia Bank, Ltd., 3.625%, 6/20/23	575	615,750
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(13)	759	757,366

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Newmark Group, Inc., 6.125%, 11/15/23		232	$ 255,096
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		5,700	5,987,504
Radian Group, Inc.:
4.875%, 3/15/27		1,150	1,213,250
6.625%, 3/15/25		77	86,419
SBA Tower Trust, 3.722%, 4/9/48(1)		1,100	1,120,873
SITE Centers Corp., 3.625%, 2/1/25		517	540,422
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(13)		326	327,136
1.319% to 10/14/22, 10/14/23(1)(13)		459	462,488
1.456% to 1/14/26, 1/14/27(1)(13)		503	491,550
6.00% to 7/26/25(1)(13)(14)		771	839,503
Stifel Financial Corp., 4.00%, 5/15/30		777	840,657
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(13)		1,529	1,542,360
4.00% to 10/29/25, 10/29/30(13)		782	825,604
Synovus Financial Corp.:
3.125%, 11/1/22		311	321,578
5.90% to 2/7/24, 2/7/29(13)		71	76,763
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(13)		748	739,434
5.10% to 3/1/30(13)(14)		986	1,077,501
UBS Group AG:
1.364% to 1/30/26, 1/30/27(1)(13)		265	261,325
2.095% to 2/11/31, 2/11/32(1)(13)		994	941,068
4.375% to 2/10/31(1)(11)(13)(14)		449	444,061
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(13)		345	366,207
Welltower, Inc., 2.75%, 1/15/31		629	626,407
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(13)		561	533,034
			$ 72,330,003
Government - Multinational — 1.0%
Asian Development Bank, 3.125%, 9/26/28		1,160	$ 1,287,994
European Investment Bank:
2.375%, 5/24/27		2,741	2,930,402
2.875%, 6/13/25(1)		1,172	1,276,949
International Bank for Reconstruction & Development:
0.14%, (SOFR + 0.13%), 1/13/23(2)		1,637	1,638,077
3.125%, 11/20/25		2,600	2,858,513
International Finance Corp., 7.50%, 5/9/22	BRL	410	75,211
Nordic Investment Bank, 2.25%, 9/30/21		673	680,004
			$ 10,747,150
Security	Principal Amount (000's omitted)*	Value
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	1,940	$ 1,933,197
		$ 1,933,197
Industrial — 1.0%
FedEx Corp., 4.55%, 4/1/46	700	$ 794,946
Flowserve Corp., 3.50%, 10/1/30	473	481,670
Hexcel Corp., 4.20%, 2/15/27	558	584,243
Jabil, Inc.:
3.00%, 1/15/31	1,494	1,485,587
3.60%, 1/15/30	1,597	1,674,938
4.70%, 9/15/22	1,239	1,310,440
nVent Finance S.a.r.l., 4.55%, 4/15/28	1,965	2,083,223
Owens Corning, 3.95%, 8/15/29	1,695	1,867,248
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	540	541,883
Valmont Industries, Inc.:
5.00%, 10/1/44	110	119,966
5.25%, 10/1/54	675	750,176
		$ 11,694,320
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	1,625	$ 1,544,694
		$ 1,544,694
Technology — 0.5%
DXC Technology Co.:
4.125%, 4/15/25	644	$ 700,845
4.75%, 4/15/27	153	170,941
Hewlett Packard Enterprise Co., 0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	525	525,089
Microsoft Corp., 2.40%, 8/8/26	575	608,359
Seagate HDD Cayman:
3.375%, 7/15/31(1)	510	490,977
4.091%, 6/1/29(1)	856	873,890
4.875%, 3/1/24	480	516,502
5.75%, 12/1/34	390	443,143
Western Digital Corp., 4.75%, 2/15/26	944	1,041,893
		$ 5,371,639
Utilities — 1.0%
AES Corp. (The), 2.45%, 1/15/31(1)	1,364	$ 1,305,218
American Water Capital Corp., 2.95%, 9/1/27	750	799,845
Avangrid, Inc.:
3.15%, 12/1/24	805	866,012
3.80%, 6/1/29	1,635	1,801,027
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	459,530

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Enel Finance International NV, 2.65%, 9/10/24(1)	1,256	$ 1,322,240
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	207,393
MidAmerican Energy Co.:
3.15%, 4/15/50	500	492,302
4.25%, 7/15/49	735	864,724
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	77,106
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	560,762
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,688	1,718,595
Public Service Co. of Colorado, 3.70%, 6/15/28	548	606,889
Sempra Energy, 4.875% to 10/15/25(11)(13)(14)	164	175,890
		$ 11,257,533
Total Corporate Bonds (identified cost $158,220,590)		$ 161,443,056

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(15)	$2,500	$ 2,427,925
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(9)(16)	393	366,233
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(9)(16)	506	420,668
Total High Social Impact Investments (identified cost $3,399,000)		$ 3,214,826

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(7)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(13)	15,800	$ 373,828
		$ 373,828
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(13)	28,581	$ 596,771
		$ 596,771
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 819,390
Series A2, 6.375%	28,000	719,880
		$ 1,539,270
Security	Shares	Value
Venture Capital — 0.0%(7)
Consensus Orthopedics, Inc.:
Series A-1(6)(8)(9)	420,683	$ 0
Series B(6)(8)(9)	348,940	0
Series C(6)(8)(9)	601,710	0
Kickboard:
Series A(6)(8)(9)	1,155,503	279,747
Series A2(6)(8)(9)	404,973	107,197
Lumni, Inc., Series B(6)(8)(9)	17,265	66,600
Wind Harvest Co., Inc.(6)(8)(9)	8,696	0
		$ 453,544
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	60,000	$ 1,528,800
6.25%	4,575	119,453
		$ 1,648,253
Total Preferred Stocks (identified cost $5,012,443)		$ 4,611,666

Senior Floating-Rate Loans — 0.7%(17)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.0%(7)
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$587	$ 576,310
		$ 576,310
Drugs — 0.1%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$890	$ 887,288
		$ 887,288
Electronics/Electrical — 0.2%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$591	$ 591,155
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	36	35,810
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	245	241,835
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	86	85,533
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	116	114,549

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Ultimate Software Group, Inc. (The), Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	$777	$ 777,300
		$ 1,846,182
Equipment Leasing — 0.0%(7)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$ 304,518
		$ 304,518
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(18)	$820	$ 819,909
		$ 819,909
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$313	$ 312,342
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	149	148,846
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	832	823,151
		$ 1,284,339
Leisure Goods/Activities/Movies — 0.0%(7)
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$166	$ 164,648
		$ 164,648
Lodging and Casinos — 0.0%(7)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$96	$ 95,936
		$ 95,936
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$840	$ 830,908
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	173,406
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	837,548
		$ 1,841,862
Total Senior Floating-Rate Loans (identified cost $7,844,030)		$ 7,820,992

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 537,745
2.00%, 9/29/22	2,782	2,857,242
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	204	205,130
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	580	586,870
Total Sovereign Government Bonds (identified cost $4,238,889)		$ 4,186,987

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(19)	$800	$ 1,058,848
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	943,043
New York City, NY, 5.206%, 10/1/31(19)	1,275	1,536,464
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	691,041
		$ 4,229,396
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 983,031
2.484%, 6/1/27	665	697,971
2.534%, 6/1/28	830	871,010
2.584%, 6/1/29	455	475,038
2.984%, 6/1/33	520	538,543
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(19)	400	484,564
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(19)	1,000	1,256,750
		$ 5,306,907
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 351,224
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	430	428,753
2.184%, 9/1/31	345	345,763
2.264%, 9/1/32	305	306,552
2.344%, 9/1/33	335	337,784
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	346,374
Green Bonds, 1.701%, 5/1/31	320	308,138

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Diego County Water Authority, CA: (continued)
Green Bonds, 1.951%, 5/1/34	$190	$ 179,231
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,618,428
		$ 6,222,247
Total Taxable Municipal Obligations (identified cost $14,881,071)		$ 15,758,550

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 314,598
2.618%, 8/1/23	153	161,105
2.668%, 8/1/24	534	568,876
2.738%, 8/1/25	534	574,332
3.435%, 8/1/34	530	581,198
3.485%, 8/1/35	295	324,921
3.585%, 8/1/37	547	608,442
U.S. International Development Finance Corp.:
3.22%, 9/15/29	760	851,824
3.52%, 9/20/32	779	869,140
Total U.S. Government Agencies and Instrumentalities (identified cost $4,568,562)		$ 4,854,436

U.S. Government Agency Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$512	$ 543,209
Federal National Mortgage Association:
30-Year, 2.00%, TBA(20)	1,690	1,686,293
30-Year, 2.50%, TBA(20)	13,450	13,802,536
30-Year, 3.00%, TBA(20)	15,410	16,054,097
Pool #AN1879, 2.65%, 6/1/26	596	636,258
Pool #AN1909, 2.68%, 7/1/26	650	696,069
Pool #BM3990, 4.00%, 3/1/48	1,205	1,298,748
Pool #FM1867, 3.00%, 11/1/49	1,344	1,398,701
Pool #MA3149, 4.00%, 10/1/47	1,495	1,614,278
Government National Mortgage Association, 2.50%, 3/20/51	1,045	1,082,754
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $38,830,157)		$ 38,812,943

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$234	$ 190,363
1.375%, 11/15/40	1,110	945,051
1.375%, 8/15/50	1,843	1,438,692
1.875%, 2/15/51	3,266	2,899,085
2.00%, 2/15/50	1,512	1,383,273
2.375%, 11/15/49	275	273,319
2.875%, 5/15/49	815	895,306
3.125%, 5/15/48	371	425,607
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(21)	4,816	5,495,245
U.S. Treasury Notes:
0.125%, 6/30/22	272	272,059
0.25%, 6/30/25	185	181,293
0.375%, 3/31/22	271	271,818
0.375%, 11/30/25	3,161	3,092,275
0.375%, 12/31/25	6,951	6,789,443
0.375%, 1/31/26	1,794	1,749,711
0.625%, 5/15/30	1,266	1,152,357
0.625%, 8/15/30	953	863,805
0.875%, 11/15/30(11)	5,541	5,125,425
1.125%, 2/28/22	6,170	6,229,857
1.125%, 2/29/28	3,655	3,591,609
1.125%, 2/15/31(11)	1,208	1,141,466
1.625%, 12/31/21	1,218	1,232,271
Total U.S. Treasury Obligations (identified cost $46,367,587)		$ 45,639,330

Venture Capital Debt Obligations — 0.0%(7)

Security	Principal Amount (000's omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/21(8)(9)	$41	$ 40,196
Total Venture Capital Debt Obligations (identified cost $41,000)		$ 40,196

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%(7)

Security	Value
First Analysis Private Equity Fund IV, L.P.(6)(8)(9)	$ 281,526
GEEMF Partners, L.P.(6)(8)(9)(15)	12,043
Global Environment Emerging Markets Fund, L.P.(6)(8)(9)	34,805
Solstice Capital, L.P.(6)(8)(9)	24,209
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 352,583

Short-Term Investments — 2.9%
Other — 2.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(22)	24,622,944	$ 24,625,406
Total Other (identified cost $24,625,406)		$ 24,625,406
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(23)	7,504,414	$ 7,504,414
Total Securities Lending Collateral (identified cost $7,504,414)		$ 7,504,414
Total Short-Term Investments (identified cost $32,129,820)		$ 32,129,820
Total Purchased Options — 0.0%(7) (identified cost $16,521)		$ 18,562
Total Investments — 103.6% (identified cost $942,165,082)		$1,160,466,835
Other Assets, Less Liabilities — (3.6)%		$ (40,007,959)
Net Assets — 100.0%		$1,120,458,876

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $110,114,645 or 9.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(9)	Restricted security. Total market value of restricted securities amounts to $6,458,185, which represents 0.5% of the net assets of the Fund as of March 31, 2021.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $192,964 or less than 0.05% of the Fund’s net assets.
(11)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $8,133,416.
(12)	When-issued security.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	May be deemed to be an affiliated company (see Note 9).
(16)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(19)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(20)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(22)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(23)	Represents investment of cash collateral received in connection with securities lending.

Purchased Put Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 6/2021	27	$3,535,313	$130	5/21/21	$ 18,562
Total					$18,562

(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,598	EUR	12,817	State Street Bank and Trust Company	5/28/21	$ 551	$ —
						$551	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	6/30/21	$ 9,711,969	$ (10,042)
U.S. 5-Year Treasury Note	105	Long	6/30/21	12,956,836	(165,884)
U.S. Long Treasury Bond	31	Long	6/21/21	4,792,406	(184,402)
U.S. Ultra-Long Treasury Bond	61	Long	6/21/21	11,054,344	(651,578)
U.S. 10-Year Treasury Note	(3)	Short	6/21/21	(392,813)	2,526
U.S. Long Treasury Bond	(2)	Short	6/21/21	(309,188)	12,450
U.S. Ultra 10-Year Treasury Note	(373)	Short	6/21/21	(53,595,437)	1,876,665
U.S. Ultra-Long Treasury Bond	(12)	Short	6/21/21	(2,174,625)	101,133
					$ 980,868
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	$ 4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	393,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	506,000
Kickboard, Common Stock	5/23/13	0
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/21	9/16/15	41,000
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-12/4/20	1,024,486
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.8%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,584	$ 1,700,308
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	6,506	6,578,669
Series 2021-A, Class A, 0.88%, 8/15/25(1)	1,905	1,907,601
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	8,844	8,887,032
Conn's Receivables Funding, LLC, Series 2019-A, Class A, 3.40%, 10/16/23(1)	175	176,002
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/51(1)	2,054	2,041,746
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	669	712,980
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	281	285,903
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,826	7,280,741
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,017	1,058,773
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,777,434
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	8,182	8,248,972
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,198	1,231,870
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,120	2,196,342
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,905	4,044,137
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	350	350,513
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,928	5,073,338
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,578	3,800,722
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	940	910,510
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	334	276,696
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	7,610	7,678,146
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	3,047	3,338,373
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	11,613	12,068,855
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,061	1,063,958
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,124	1,137,850
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	942	984,098
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,256	2,203,340
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,811	2,807,665
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	5,010	4,917,811
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	$173	$ 188,973
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,425	5,471,126
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	639	640,624
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	10,932	10,973,752
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	5,777	5,780,134
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	5,555	5,693,711
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,693	1,693,389
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,888	7,925,179
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,125	3,005,396
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,501,448
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,017	2,070,648
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,374	2,438,543
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,567	14,054,484
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	710	708,712
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,285	1,290,234
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,781	1,873,563
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	11,280	11,454,830
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,431	5,357,521
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	7,515	7,820,081
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	7,104	7,171,591
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	63	63,241
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	27,079	28,893,833
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,210	2,280,920
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,064	1,054,220
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	9,068	9,091,934
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,441	1,482,787
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,619	2,720,351
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,857	3,024,566

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	$1,519	$ 1,624,983
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,754	3,918,292
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,539	1,542,315
Series 2018-B, Class C, 4.36%, 10/20/21(1)	3,075	3,109,827
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,201	1,209,446
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,727	11,936,955
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,412,018
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	977	982,230
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,236	1,244,408
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	6,119	6,166,834
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	4,645	4,882,893
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,149	2,261,226
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,861	2,983,781
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	7,960	7,838,140
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,271	6,198,102
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,264	1,868,589
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,019	709,158
Total Asset-Backed Securities (identified cost $301,963,713)		$ 306,355,373

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.76%, (SOFR + 1.75%), 3/25/31(1)(2)	$2,240	$ 2,250,607
Series 2021-1A, Class M1B, 2.21%, (SOFR + 2.20%), 3/25/31(1)(2)	1,550	1,555,264
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.609%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	6,871	7,013,554
Series 2017-HQA2, Class M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	1,439	1,451,904
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	1,764	1,755,174
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	3,690	3,681,577
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	7,830	7,828,404
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	$2,921	$ 2,924,146
Series 2020-DNA2, Class M1, 0.859%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	3,265	3,274,261
Series 2020-DNA4, Class M1, 1.609%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	264	265,231
Series 2020-DNA5, Class M1, 1.31%, (SOFR + 1.30%), 10/25/50(1)(2)	1,323	1,327,444
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	1,710	1,725,250
Series 2020-DNA6, Class M2, 2.01%, (SOFR + 2.00%), 12/25/50(1)(2)	4,415	4,406,751
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.359%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	1,689	1,743,547
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	2,404	2,367,347
Series 2014-C02, Class 2M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,037	1,049,277
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	4,153	4,104,242
Series 2014-C03, Class 2M2, 3.009%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,490	1,509,616
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	11,928	12,292,986
Series 2017-C06, Class 1M2, 2.759%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,858	1,878,231
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	2,427	2,436,328
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	514	515,879
Series 2020-R01, Class 1M1, 0.909%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	258	258,793
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,954	2,095,142
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.659%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	4,255	4,268,821
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	2,500	2,512,497
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	2,220	2,250,099
Total Collateralized Mortgage Obligations (identified cost $79,328,408)		$ 78,742,372

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 9.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$9,685	$ 8,365,108
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,805	3,862,783
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	9,151	9,168,094
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	2,977	2,981,521
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	20,770,427
Series KG03, Class A2, 1.297%, 6/25/30(4)	4,615	4,401,802
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	4,267,051
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	6,075,110
Series W5FX, Class AFX, 2.97%, 4/25/28(4)	1,896	2,029,229
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.939%, 9/25/27(4)	6,508	7,095,713
Series 2018-M4, Class A2, 3.046%, 3/25/28(4)	5,078	5,568,594
Series 2018-M8, Class A2, 3.325%, 6/25/28(4)	4,629	5,156,286
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	17,300	19,869,527
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	15,102	17,034,517
Series 2019-M9, Class A2, 2.937%, 4/25/29	4,942	5,384,469
Series 2019-M22, Class A2, 2.522%, 8/25/29	39,959	42,199,821
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	14,098,196
Series 2020-M20, Class A2, 1.435%, 10/25/29	9,220	8,981,051
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	505	506,109
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	4,944	5,147,190
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	926,216
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	385	94,794
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	9,765	9,773,215
Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	8,203	7,985,611
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	762	764,099
Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	802	805,836
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(4)	1,180	1,141,371
Security	Principal Amount (000's omitted)	Value
WFLD Mortgage Trust: (continued)
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	$2,700	$ 2,417,487
Total Commercial Mortgage-Backed Securities (identified cost $212,060,836)		$ 216,871,227

Corporate Bonds — 43.8%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.5%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$6,400	$ 6,935,467
3.625%, 4/15/29(1)	3,325	3,601,581
		$ 10,537,048
Communications — 3.8%
AT&T, Inc.:
3.10%, 2/1/43	$6,028	$ 5,637,592
3.55%, 9/15/55(1)	4,692	4,301,882
3.65%, 6/1/51	9,856	9,549,802
3.65%, 9/15/59(1)	822	752,850
3.80%, 12/1/57(1)	4,973	4,740,370
4.90%, 6/15/42	3,000	3,510,617
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	13,367	14,373,217
Comcast Corp.:
2.45%, 8/15/52	7,484	6,412,560
4.70%, 10/15/48	3,180	3,939,086
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	2,100	2,244,479
Discovery Communications, LLC, 5.20%, 9/20/47	4,650	5,521,261
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,776,760
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	2,751,289
SES S.A., 5.30%, 4/4/43(1)	1,457	1,612,210
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	1,003	954,154
2.55%, 2/15/31(1)	2,306	2,262,048
2.625%, 4/15/26	7,928	8,091,911
4.50%, 4/15/50(1)	5,412	6,083,846
		$ 84,515,934
Consumer, Cyclical — 3.6%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$5,582	$ 5,565,897
American Airlines Pass-Through Trust:
4.40%, 9/22/23	1,498	1,432,307
5.25%, 1/15/24	2,076	1,975,344

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	$4,241	$ 4,418,868
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	549	484,808
Delta Air Lines, Inc.:
3.625%, 3/15/22	4,302	4,350,722
7.375%, 1/15/26	4,954	5,798,542
Ford Motor Credit Co., LLC:
1.048%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	3,560	3,560,000
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	5,522	5,495,908
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	8,277	8,202,340
2.979%, 8/3/22	13,035	13,246,819
3.087%, 1/9/23	4,205	4,281,132
4.14%, 2/15/23	1,770	1,833,543
Macy's Retail Holdings, LLC, 2.875%, 2/15/23	3,561	3,593,761
Nordstrom, Inc.:
4.25%, 8/1/31(1)(7)	1,217	1,218,568
4.375%, 4/1/30(6)	4,561	4,674,326
5.00%, 1/15/44	5,689	5,532,886
Tesla, Inc., 5.30%, 8/15/25(1)	3,737	3,882,182
		$ 79,547,953
Consumer, Non-cyclical — 3.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$ 1,061,800
4.25%, 11/1/29(1)	5,174	5,560,032
Becton Dickinson and Co., 2.894%, 6/6/22	1,422	1,459,089
Block Financial, LLC, 3.875%, 8/15/30	4,627	4,777,791
Centene Corp.:
2.50%, 3/1/31	6,111	5,843,766
3.375%, 2/15/30	2,435	2,461,627
4.25%, 12/15/27	2,693	2,836,069
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,606,541
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,117,797
CVS Health Corp.:
3.00%, 8/15/26	8,284	8,862,582
4.30%, 3/25/28	4,623	5,252,897
CVS Pass-Through Trust, 6.036%, 12/10/28	1,510	1,761,919
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	9,054,793
Ford Foundation (The), 2.415%, 6/1/50	6,560	5,947,152
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,469,629
Kraft Heinz Foods Co., 4.375%, 6/1/46	5,922	6,204,843
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,125,524
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	1,114	1,109,951
		$ 75,513,802
Security	Principal Amount (000's omitted)	Value
Energy — 0.9%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$3,172	$ 3,425,126
6.375%, 10/1/30	1,616	1,750,330
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,615	4,802,000
5.00%, 1/31/28(1)	9,237	9,984,504
		$ 19,961,960
Financial — 19.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$4,780	$ 5,143,735
4.625%, 7/1/22	4,544	4,753,963
6.50%, 7/15/25	2,742	3,197,759
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,123	6,369,413
Air Lease Corp., 2.875%, 1/15/26	2,543	2,640,402
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,899	4,008,659
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,919,217
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,352	6,572,796
Banco Santander S.A., 2.746%, 5/28/25	1,800	1,882,538
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(8)	7,087	7,073,042
1.197% to 10/24/25, 10/24/26(8)	10,252	10,123,577
1.404%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	2,155	2,168,005
1.898% to 7/23/30, 7/23/31(8)	8,200	7,709,078
1.922% to 10/24/30, 10/24/31(8)	6,525	6,145,755
2.456% to 10/22/24, 10/22/25(8)	9,093	9,536,060
2.676% to 6/19/40, 6/19/41(8)	9,620	9,026,021
3.499% to 5/17/21, 5/17/22(8)	6,741	6,766,199
3.824% to 1/20/27, 1/20/28(8)	6,032	6,630,293
Bank of Montreal, 2.05%, 11/1/22	11,317	11,629,301
Bank of Nova Scotia (The):
1.625%, 5/1/23	6,295	6,455,870
2.375%, 1/18/23	7,809	8,083,583
BankUnited, Inc., 5.125%, 6/11/30	3,601	4,070,266
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	4,136	4,148,925
5.125% to 1/18/28, 1/18/33(1)(8)	1,686	1,738,763
Capital One Financial Corp.:
3.30%, 10/30/24	4,779	5,155,051
4.20%, 10/29/25	2,100	2,326,737
CI Financial Corp., 3.20%, 12/17/30	5,188	5,164,945
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(8)	10,100	10,095,700
1.678% to 5/15/23, 5/15/24(8)	11,282	11,517,792

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
2.666% to 1/29/30, 1/29/31(8)	$4,162	$ 4,186,577
3.106% to 4/8/25, 4/8/26(8)	4,706	5,027,283
3.887% to 1/10/27, 1/10/28(8)	16,815	18,497,180
4.00% to 12/10/25(8)(9)	3,895	3,942,714
Citizens Bank NA, 2.55%, 5/13/21	1,400	1,400,661
Citizens Financial Group, Inc., 2.375%, 7/28/21	1,475	1,482,150
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	2,120	2,189,423
3.61% to 9/12/29, 9/12/34(1)(8)	2,947	3,052,562
Digital Realty Trust, L.P., 4.75%, 10/1/25	2,035	2,315,515
Discover Bank:
3.45%, 7/27/26	1,750	1,895,128
4.682% to 8/9/23, 8/9/28(8)	4,790	5,112,918
Discover Financial Services:
3.95%, 11/6/24	1,500	1,635,973
6.125% to 6/23/25(8)(9)	3,763	4,191,041
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(8)	3,656	3,764,737
2.908% to 6/5/22, 6/5/23(8)	7,700	7,907,896
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	5,818	6,018,605
6.00%, 4/15/25(1)	6,528	6,895,200
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	5,270	5,216,509
5.00%, 7/15/28(1)	1,050	1,074,948
JPMorgan Chase & Co.:
0.59%, (SOFR + 0.58%), 3/16/24(2)	9,428	9,461,529
2.522% to 4/22/30, 4/22/31(8)	6,500	6,491,532
2.739% to 10/15/29, 10/15/30(8)	4,603	4,683,441
2.956% to 5/13/30, 5/13/31(8)	2,688	2,740,973
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	4,727,719
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	5,017	5,198,657
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	5,771	5,533,241
3.624%, 6/3/30(1)	3,355	3,436,527
Mastercard, Inc., 1.90%, 3/15/31	7,180	7,066,987
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,837,805
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	4,701	4,690,877
PNC Bank NA, 2.70%, 11/1/22	5,000	5,175,696
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	34,340	36,072,083
Radian Group, Inc., 4.875%, 3/15/27	5,668	5,979,740
SBA Tower Trust, 3.722%, 4/9/48(1)	4,150	4,228,749
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,982,964
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	$2,304	$ 2,312,031
1.319% to 10/14/22, 10/14/23(1)(8)	2,857	2,878,713
1.456% to 1/14/26, 1/14/27(1)(8)	2,960	2,892,618
6.00% to 7/26/25(1)(8)(9)	3,251	3,539,851
Stifel Financial Corp., 4.00%, 5/15/30	4,782	5,173,776
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(8)	9,250	9,330,825
4.00% to 10/29/25, 10/29/30(8)	3,445	3,637,093
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,310,096
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(8)	4,714	4,660,018
5.10% to 3/1/30(8)(9)	4,856	5,306,637
UBS Group AG:
1.364% to 1/30/26, 1/30/27(1)(8)	1,608	1,585,699
2.095% to 2/11/31, 2/11/32(1)(8)	6,300	5,964,518
4.375% to 2/10/31(1)(6)(8)(9)	2,686	2,656,454
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	2,617	2,777,863
Welltower, Inc., 2.75%, 1/15/31(6)	3,755	3,739,520
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(8)	3,506	3,331,226
		$ 435,265,923
Government - Multinational — 2.7%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$ 6,106,866
European Investment Bank:
2.375%, 5/24/27	17,185	18,372,479
2.875%, 6/13/25(1)	7,515	8,187,943
International Bank for Reconstruction & Development:
0.14%, (SOFR + 0.13%), 1/13/23(2)	10,100	10,106,646
3.125%, 11/20/25	12,050	13,248,108
Nordic Investment Bank, 2.25%, 9/30/21	4,056	4,098,211
		$ 60,120,253
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$ 12,346,551
		$ 12,346,551
Industrial — 3.2%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$1,081	$ 1,225,584
FedEx Corp., 4.55%, 4/1/46	6,410	7,279,431
Flowserve Corp., 3.50%, 10/1/30	2,453	2,497,962
Hexcel Corp., 4.20%, 2/15/27	3,050	3,193,445
Jabil, Inc.:
3.00%, 1/15/31(6)	10,766	10,705,376
3.60%, 1/15/30	6,161	6,461,674

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Jabil, Inc.: (continued)
4.70%, 9/15/22	$3,613	$ 3,821,323
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	11,498,546
Owens Corning, 3.95%, 8/15/29	11,701	12,890,071
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,047,114
3.00%, 7/15/22(1)	1,750	1,793,294
3.55%, 4/15/24(1)	3,200	3,401,783
Valmont Industries, Inc., 5.25%, 10/1/54	3,846	4,274,334
		$ 71,089,937
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 8,935,462
		$ 8,935,462
Technology — 1.9%
Apple, Inc., 3.00%, 6/20/27	$5,686	$ 6,174,329
DXC Technology Co.:
4.125%, 4/15/25	3,167	3,446,545
4.25%, 4/15/24	879	952,922
4.75%, 4/15/27	1,748	1,952,975
Hewlett Packard Enterprise Co., 0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	3,449	3,449,582
Microsoft Corp., 2.525%, 6/1/50	3,800	3,467,124
Seagate HDD Cayman:
3.375%, 7/15/31(1)(6)	3,170	3,051,759
4.091%, 6/1/29(1)	1,587	1,620,168
4.875%, 3/1/24	2,145	2,308,117
5.75%, 12/1/34	5,910	6,715,326
Western Digital Corp., 4.75%, 2/15/26	7,504	8,282,165
		$ 41,421,012
Utilities — 3.2%
AES Corp. (The), 2.45%, 1/15/31(1)	$8,500	$ 8,133,687
American Water Capital Corp., 2.95%, 9/1/27	3,590	3,828,589
Avangrid, Inc.:
3.15%, 12/1/24	8,551	9,199,089
3.80%, 6/1/29	7,100	7,820,975
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,753,968
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,879,748
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	3,190,118
4.25%, 7/15/49	4,815	5,664,825
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,719	2,865,146
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NextEra Energy Operating Partners, L.P.: (continued)
4.25%, 9/15/24(1)	$324	$ 342,225
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,366,488
Northern States Power Co., 2.25%, 4/1/31	2,690	2,690,264
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,421	9,591,756
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,858,359
		$ 70,185,237
Total Corporate Bonds (identified cost $950,486,123)		$ 969,441,072

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$5,000	$ 4,855,850
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(11)(12)	490	456,626
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(11)(12)	631	524,588
Total High Social Impact Investments (identified cost $6,121,000)		$ 5,837,064

Preferred Stocks — 0.9%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	96,673	$ 2,018,532
		$ 2,018,532
Real Estate Management & Development — 0.4%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 2,483,000
Series A2, 6.375%	211,400	5,435,094
		$ 7,918,094
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.:
5.50%	340,800	$ 8,683,584
6.25%	40,000	1,044,400
		$ 9,727,984
Total Preferred Stocks (identified cost $19,615,827)		$ 19,664,610

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 2.8%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,591	$ 2,545,369
		$ 2,545,369
Business Equipment and Services — 0.1%
CCC Information Services, Inc., Term Loan, 4/29/24(14)	$1,377	$ 1,377,287
		$ 1,377,287
Cable and Satellite Television — 0.3%
CSC Holdings, LLC, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,250	$ 2,222,437
UPC Broadband Holding B.V.:
Term Loan, 1/31/29(14)	2,125	2,122,155
Term Loan, 1/31/29(14)	2,125	2,122,155
		$ 6,466,747
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$3,800	$ 3,788,421
		$ 3,788,421
Electronics/Electrical — 0.8%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$5,289	$ 5,290,842
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	160	158,161
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,080	1,068,103
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	522	517,179
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	699	692,620
Ultimate Software Group, Inc. (The), Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	5,146	5,145,751
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	4,239	4,233,996
		$ 17,106,652
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$ 1,326,577
		$ 1,326,577
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(15)	$5,041	$ 5,039,996
Select Medical Corp., Term Loan, 3/6/25(14)	2,250	2,241,562
		$ 7,281,558
Insurance — 0.4%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$2,783	$ 2,777,856
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,317	1,309,843
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	5,124	5,071,830
		$ 9,159,529
Leisure Goods/Activities/Movies — 0.0%(16)
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$790	$ 783,045
		$ 783,045
Lodging and Casinos — 0.0%(16)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$469	$ 467,083
		$ 467,083
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,180	$ 5,127,071
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	801,581
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	5,139,274
		$ 11,067,926
Total Senior Floating-Rate Loans (identified cost $61,514,793)		$ 61,370,194

Sovereign Government Bonds — 1.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,323,827
1.75%, 9/14/29	14,365	14,437,121
2.00%, 9/29/22	8,660	8,894,219
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	1,475	1,483,167

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	$3,510	$ 3,551,578
Total Sovereign Government Bonds (identified cost $31,837,549)		$ 31,689,912

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
Commonwealth of Massachusetts, 5.456%, 12/1/39(17)	$750	$ 1,015,792
Los Angeles Unified School District, CA, 5.75%, 7/1/34(17)	3,750	4,963,350
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	5,111,723
New York City, NY, 5.206%, 10/1/31(17)	1,030	1,241,222
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,383,906
		$ 15,715,993
Special Tax Revenue — 1.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$ 5,850,874
2.484%, 6/1/27	3,980	4,177,328
2.534%, 6/1/28	4,980	5,226,062
2.584%, 6/1/29	2,715	2,834,569
2.984%, 6/1/33	3,060	3,169,120
3.034%, 6/1/34	2,195	2,242,412
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(17)	3,800	4,603,358
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(17)	3,540	4,448,895
		$ 32,552,618
Water and Sewer — 1.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,521,971
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	2,495	2,487,765
2.184%, 9/1/31	1,985	1,989,387
2.264%, 9/1/32	1,780	1,789,060
2.344%, 9/1/33	1,945	1,961,163
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	2,049,380
Green Bonds, 1.701%, 5/1/31	1,925	1,853,640
Green Bonds, 1.951%, 5/1/34	1,120	1,056,518
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$19,705	$ 20,848,284
		$ 35,557,168
Total Taxable Municipal Obligations (identified cost $79,301,666)		$ 83,825,779

U.S. Government Agencies and Instrumentalities — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,607,030
2.618%, 8/1/23	778	819,211
2.668%, 8/1/24	2,726	2,904,037
2.738%, 8/1/25	2,726	2,931,891
3.435%, 8/1/34	3,060	3,355,594
3.485%, 8/1/35	1,720	1,894,456
3.535%, 8/1/36	929	1,027,241
3.585%, 8/1/37	3,170	3,526,071
3.635%, 8/1/38	657	733,069
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,776	1,872,284
2.36%, 10/15/29	1,471	1,588,007
3.22%, 9/15/29	2,408	2,697,444
3.52%, 9/20/32	5,349	5,970,293
Total U.S. Government Agencies and Instrumentalities (identified cost $29,245,210)		$ 30,926,628

U.S. Government Agency Mortgage-Backed Securities — 10.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$3,160	$ 3,350,893
Federal National Mortgage Association:
30-Year, 2.00%, TBA(18)	16,178	16,142,511
30-Year, 2.50%, TBA(18)	80,715	82,830,609
30-Year, 3.00%, TBA(18)	96,135	100,153,188
Pool #AN1879, 2.65%, 6/1/26	2,750	2,936,577
Pool #AN1909, 2.68%, 7/1/26	3,000	3,212,628
Pool #BM3990, 4.00%, 3/1/48	6,924	7,463,991
Pool #FM1867, 3.00%, 11/1/49	8,560	8,910,432
Pool #MA3149, 4.00%, 10/1/47	8,648	9,335,461

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 2.50%, 3/20/51	$6,667	$ 6,908,322
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $241,520,417)		$ 241,244,612

U.S. Treasury Obligations — 11.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 789,110
1.375%, 11/15/40	4,215	3,586,702
1.375%, 8/15/50	7,729	6,033,451
1.875%, 2/15/51	22,770	20,211,933
2.00%, 2/15/50	732	669,680
2.25%, 8/15/49	17,265	16,701,527
2.375%, 11/15/49	16,850	16,746,991
2.875%, 5/15/49	4,593	5,045,133
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(19)	27,405	31,271,298
U.S. Treasury Notes:
0.375%, 11/30/25	9,346	9,143,186
0.375%, 12/31/25	50,438	49,265,710
0.375%, 1/31/26	10,621	10,358,794
0.875%, 11/15/30(6)	15,035	13,907,375
1.125%, 2/29/28	11,688	11,485,286
1.125%, 2/15/31(6)	48,321	45,659,570
1.25%, 3/31/28	11,385	11,261,328
Total U.S. Treasury Obligations (identified cost $254,876,828)		$ 252,137,074

Short-Term Investments — 8.4%
Other — 5.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(20)	132,267,731	$ 132,280,958
Total Other (identified cost $132,280,958)		$ 132,280,958
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(21)	55,140,311	$ 55,140,311
Total Securities Lending Collateral (identified cost $55,140,311)		$ 55,140,311
Total Short-Term Investments (identified cost $187,421,269)		$ 187,421,269
Total Investments — 112.2% (identified cost $2,455,293,639)		$2,485,527,186
Other Assets, Less Liabilities — (12.2)%		$ (271,226,173)
Net Assets — 100.0%		$2,214,301,013

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $621,878,839 or 28.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).
(6)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $60,142,288.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 9).
(11)	Restricted security. Total market value of restricted securities amounts to $5,837,064, which represents 0.3% of the net assets of the Fund as of March 31, 2021.

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(12)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(15)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Amount is less than 0.05%.
(17)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(19)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(20)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(21)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	274	Long	6/30/21	$ 60,479,078	$ (62,536)
U.S. 5-Year Treasury Note	575	Long	6/30/21	70,954,102	(712,332)
U.S. 10-Year Treasury Note	96	Long	6/21/21	12,570,000	(328,675)
U.S. Long Treasury Bond	146	Long	6/21/21	22,570,688	(809,507)
U.S. Ultra-Long Treasury Bond	191	Long	6/21/21	34,612,781	(1,834,093)
U.S. Ultra 10-Year Treasury Note	(2,039)	Short	6/21/21	(292,978,813)	10,251,405
					$ 6,504,262
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	490,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	631,000
Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Beverages — 1.1%
PepsiCo, Inc.	401,950	$ 56,855,827
		$ 56,855,827
Capital Markets — 5.8%
Charles Schwab Corp. (The)	973,118	$ 63,427,831
Intercontinental Exchange, Inc.	1,600,000	178,688,000
Moody's Corp.	95,694	28,575,185
S&P Global, Inc.	119,995	42,342,636
		$ 313,033,652
Chemicals — 7.8%
Air Products & Chemicals, Inc.	319,069	$ 89,766,872
Ecolab, Inc.	871,651	186,594,330
Linde PLC	515,319	144,361,465
		$ 420,722,667
Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	2,139,384	$ 141,135,163
TE Connectivity, Ltd.	417,276	53,874,504
		$ 195,009,667
Entertainment — 0.7%
Electronic Arts, Inc.	289,602	$ 39,203,423
		$ 39,203,423
Equity Real Estate Investment Trusts (REITs) — 4.7%
American Tower Corp.	774,429	$ 185,134,997
Crown Castle International Corp.	399,791	68,816,025
		$ 253,951,022
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	146,096	$ 51,495,918
		$ 51,495,918
Food Products — 1.0%
Mondelez International, Inc., Class A	898,501	$ 52,589,264
		$ 52,589,264
Health Care Equipment & Supplies — 4.7%
Danaher Corp.	1,007,343	$ 226,732,762
Intuitive Surgical, Inc.(1)	35,721	26,395,676
		$ 253,128,438
Security	Shares	Value
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings(1)	158,318	$ 40,375,840
		$ 40,375,840
Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	855,859	$ 93,519,713
		$ 93,519,713
Insurance — 3.4%
Aon PLC, Class A	293,113	$ 67,448,233
Marsh & McLennan Cos., Inc.	954,224	116,224,483
		$ 183,672,716
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C(1)	123,632	$ 255,748,864
		$ 255,748,864
IT Services — 15.7%
Accenture PLC, Class A	156,827	$ 43,323,459
Fidelity National Information Services, Inc.	721,269	101,417,634
Fiserv, Inc.(1)	1,376,928	163,909,509
Gartner, Inc.(1)	616,935	112,621,484
MasterCard, Inc., Class A	515,527	183,553,388
Visa, Inc., Class A	1,167,549	247,205,150
		$ 852,030,624
Life Sciences Tools & Services — 4.7%
Thermo Fisher Scientific, Inc.	563,572	$ 257,202,989
		$ 257,202,989
Machinery — 4.0%
IDEX Corp.	407,290	$ 85,253,943
Xylem, Inc.	1,274,667	134,069,475
		$ 219,323,418
Multiline Retail — 3.6%
Dollar General Corp.	964,460	$ 195,418,885
		$ 195,418,885
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	369,036	$ 107,334,121
		$ 107,334,121
Pharmaceuticals — 3.2%
Zoetis, Inc.	1,110,674	$ 174,908,942
		$ 174,908,942

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 6.4%
IHS Markit, Ltd.	1,426,251	$ 138,032,572
Verisk Analytics, Inc.	1,173,527	207,350,485
		$ 345,383,057
Semiconductors & Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	329,020	$ 62,181,490
		$ 62,181,490
Software — 8.9%
Adobe, Inc.(1)	229,852	$ 109,264,745
Intuit, Inc.	340,218	130,323,907
Microsoft Corp.	1,022,169	240,996,785
		$ 480,585,437
Specialty Retail — 6.1%
Lowe's Cos., Inc.	367,928	$ 69,972,547
O'Reilly Automotive, Inc.(1)	158,342	80,318,979
TJX Cos., Inc. (The)	2,694,012	178,208,894
		$ 328,500,420
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	585,673	$ 77,830,085
		$ 77,830,085
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 76,626
Digital Directions International, Inc.(1)(3)(4)	354,389	109,861
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	266,463
		$ 452,950
Total Common Stocks (identified cost $2,925,666,938)		$5,310,459,429

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,740,225
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(6)	1,445	1,346,581
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(6)	1,855	1,542,173
Total High Social Impact Investments (identified cost $11,270,000)		$ 10,628,979

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 245,218
Series C-1(1)(3)(4)	1,023,444	203,563
PresenceLearning, Inc.:
Series A(1)(3)(4)	600,000	420,000
Series A-2(1)(3)(4)	195,285	142,558
Series B(1)(3)(4)	399,719	323,772
Series D(1)(3)(4)	233,597	50,644
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $1,689,347)		$ 1,385,755

Venture Capital Debt Obligations — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
SEAF Global SME Facility, 9.00%, 1/1/22(3)(4)	$2,076	$ 193,942
Total Venture Capital Debt Obligations (identified cost $2,075,575)		$ 193,942

Venture Capital Limited Partnership Interests — 0.4%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 1,471,781
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	216,574
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,145,522
Arborview Capital Partners L.P.(1)(3)(4)	1,614,503
Blackstone Clean Technology Partners L.P.(1)(3)(4)	0
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	1,045,133
China Environment Fund III L.P.(1)(3)(4)	30,357
Coastal Ventures III L.P.(1)(3)(4)	362,816
Core Innovations Capital I L.P.(1)(3)(4)	3,239,336
Cross Culture Ventures I L.P.(1)(3)(4)	735,510
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,158,943
DBL Partners III L.P.(1)(3)(4)	950,395
First Analysis Private Equity Fund V L.P.(1)(3)(4)	991,984
Ignia Fund I L.P.(1)(3)(4)	142,132
Impact Ventures II L.P.(1)(3)(4)	170,113
LeapFrog Financial Inclusion Fund(1)(3)(4)	60,895
New Markets Education Partners L.P.(1)(3)(4)	417,036
New Markets Venture Partners II L.P.(1)(3)(4)	107,595
Owl Ventures L.P.(1)(3)(4)	1,176,967
Renewable Energy Asia Fund L.P.(1)(3)(4)	788,375
SEAF India International Growth Fund L.P.(1)(3)(4)	11,222

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Value
SJF Ventures II L.P., Preferred(1)(3)(4)	$ 389,566
SJF Ventures III L.P.(1)(3)(4)	825,874
Westly Capital Partners Fund II L.P.(1)(3)(4)	738,218
Total Venture Capital Limited Partnership Interests (identified cost $11,322,345)	$ 17,790,847

Short-Term Investments — 1.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	75,263,362	$ 75,270,888
Total Short-Term Investments (identified cost $75,270,888)		$ 75,270,888
Total Investments — 100.0% (identified cost $3,027,295,093)		$5,415,729,840
Other Assets, Less Liabilities — 0.0%(2)		$ 1,818,342
Net Assets — 100.0%		$5,417,548,182

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Restricted security. Total market value of restricted securities amounts to $30,452,473, which represents 0.6% of the net assets of the Fund as of March 31, 2021.
(5)	May be deemed to be an affiliated company (see Note 9).
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$ 166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-3/23/21	706,272
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	316,717
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-1/27/20	232,070
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	356,855
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-12/24/20	814,949
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	538,868
Coastal Ventures III L.P.	7/30/12-1/9/19	120,686
Core Innovations Capital I L.P.	1/6/11-6/30/17	314,217
Cross Culture Ventures I L.P.	2/24/16-3/24/21	410,422
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-7/31/20	788,648
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	376,008
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	1,445,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-7/22/20	7,500

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
New Markets Venture Partners II L.P.	7/21/08-5/3/16	$ 0
Owl Ventures L.P.	7/10/14-3/20/20	304,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
PresenceLearning, Inc., Series D, Preferred	6/22/20	50,644
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/22	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	29,577
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-12/18/18	727,637

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $911,606,060, $2,300,090,397 and $2,944,054,205, respectively) - including $8,133,416, $60,142,288 and $0, respectively, of securities on loan	$ 1,130,045,764	$ 2,330,631,552	$ 5,332,718,727
Investments in securities of affiliated issuers, at value (identified cost $30,559,022, $155,203,242 and $83,240,888, respectively)	30,421,071	154,895,634	83,011,113
Deposits for forward commitment securities	—	688,000	—
Receivable for variation margin on open futures contracts	42,380	293,203	—
Receivable for open forward foreign currency exchange contracts	551	—	—
Deposits at broker for futures contracts	540,522	3,120,236	—
Receivable for investments sold	12,866,683	48,287,748	—
Receivable for capital shares sold	1,469,257	6,788,009	8,111,352
Dividends and interest receivable	2,166,901	10,778,092	2,041,203
Dividends and interest receivable - affiliated	16,025	41,036	43,634
Securities lending income receivable	6,955	20,665	—
Receivable from affiliate	—	84,301	—
Trustees' deferred compensation plan	470,009	709,486	1,566,531
Other assets	7,972	—	201,505
Total assets	$1,178,054,090	$2,556,337,962	$5,427,694,065
Liabilities
Due to custodian	$ 332,087	$ 1,467,728	$ —
Payable for investments purchased	15,215,386	60,313,517	—
Payable for when-issued/delayed delivery/forward commitment securities	31,949,767	201,436,132	—
Payable for capital shares redeemed	966,055	21,131,507	3,930,233
Distributions payable	—	287,586	—
Deposits for securities loaned	7,504,414	55,140,311	—
Payable to affiliates:
Investment advisory fee	371,252	547,780	1,968,363
Administrative fee	113,455	223,153	548,342
Distribution and service fees	207,863	70,579	544,741
Sub-transfer agency fee	46,430	23,607	88,343
Trustees' deferred compensation plan	470,009	709,486	1,566,531
Other	671	—	—
Accrued expenses	417,825	685,563	1,499,330
Total liabilities	$ 57,595,214	$ 342,036,949	$ 10,145,883
Commitments and contingent liabilities (Note 11)
Net Assets	$1,120,458,876	$2,214,301,013	$5,417,548,182
Sources of Net Assets
Paid-in capital	$ 867,466,844	$ 2,159,458,709	$ 2,913,989,616
Distributable earnings	252,992,032	54,842,304	2,503,558,566
Total	$1,120,458,876	$2,214,301,013	$5,417,548,182
Class A Shares
Net Assets	$ 758,720,814	$ 347,798,899	$ 2,069,303,853
Shares Outstanding	18,963,408	20,816,976	30,307,252
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.01	$ 16.71	$ 68.28
Maximum Offering Price Per Share (100 ÷ 95.25, 96.25 and 95.25, respectively, of net asset value per share)	$ 42.01	$ 17.36	$ 71.69

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2021
	Balanced Fund	Bond Fund	Equity Fund
Class C Shares
Net Assets	$ 63,435,835	$ 13,840,524	$ 135,561,427
Shares Outstanding	1,643,374	834,252	3,812,297
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 38.60	$ 16.59	$ 35.56
Class I Shares
Net Assets	$285,042,111	$1,576,594,556	$2,973,205,522
Shares Outstanding	6,973,942	94,183,486	37,048,172
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.87	$ 16.74	$ 80.25
Class R6 Shares
Net Assets	$ 13,260,116	$ 276,067,034	$ 239,477,380
Shares Outstanding	324,577	16,504,601	2,990,925
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.85	$ 16.73	$ 80.07

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $18,323, $0 and $0, respectively)	$ 4,221,001	$ 482,876	$ 23,968,361
Dividend income - affiliated issuers	18,067	57,572	78,559
Interest and other income	4,796,038	26,597,990	9,348
Interest income - affiliated issuers	24,298	67,700	70,141
Securities lending income, net	—	32,870	1,692
Total investment income	$ 9,059,404	$ 27,239,008	$ 24,128,101
Expenses
Investment advisory fee	$ 2,085,855	$ 3,075,083	$ 11,789,290
Administrative fee	634,174	1,251,815	3,293,888
Distribution and service fees:
Class A	876,430	338,193	2,494,400
Class C	326,960	74,176	680,517
Trustees' fees and expenses	23,067	46,444	123,352
Custodian fees	5,262	21,902	54,145
Transfer agency fees and expenses	488,471	803,846	2,121,133
Accounting fees	165,448	205,263	410,446
Professional fees	42,791	47,929	94,769
Registration fees	51,803	75,021	162,173
Reports to shareholders	25,624	50,349	136,967
Miscellaneous	33,919	46,846	126,631
Total expenses	$ 4,759,804	$ 6,036,867	$ 21,487,711
Waiver and/or reimbursement of expenses by affiliate	$ —	$ (185,778)	$ —
Net expenses	$ 4,759,804	$ 5,851,089	$ 21,487,711
Net investment income	$ 4,299,600	$ 21,387,919	$ 2,640,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 41,702,816	$ 7,477,987	$ 136,379,705
Investment securities - affiliated issuers	4,991	113,884	(9,968)
Futures contracts	1,712,834	12,847,428	—
Foreign currency transactions	(12,904)	—	—
Forward foreign currency exchange contracts	(764)	—	—
Net realized gain	$43,406,973	$ 20,439,299	$136,369,737
Change in unrealized appreciation (depreciation):
Investment securities	$ 46,446,254	$ (40,726,826)	$ 449,902,626
Investment securities - affiliated issuers	(65,703)	(261,041)	(163,121)
Futures contracts	1,235,334	7,724,075	—
Foreign currency	139	—	—
Forward foreign currency exchange contracts	827	—	—
Net change in unrealized appreciation (depreciation)	$47,616,851	$(33,263,792)	$449,739,505
Net realized and unrealized gain (loss)	$91,023,824	$(12,824,493)	$586,109,242
Net increase in net assets from operations	$95,323,424	$ 8,563,426	$588,749,632

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,299,600	$ 21,387,919	$ 2,640,390
Net realized gain	43,406,973	20,439,299	136,369,737
Net change in unrealized appreciation (depreciation)	47,616,851	(33,263,792)	449,739,505
Net increase in net assets from operations	$ 95,323,424	$ 8,563,426	$ 588,749,632
Distributions to shareholders:
Class A	$ (13,852,425)	$ (7,427,461)	$ (54,180,607)
Class C	(1,017,468)	(264,683)	(6,181,590)
Class I	(5,005,216)	(33,821,295)	(78,465,705)
Class R6	(187,434)	(6,102,919)	(9,228,370)
Total distributions to shareholders	$ (20,062,543)	$ (47,616,358)	$ (148,056,272)
Capital share transactions:
Class A	$ 19,706,952	$ 26,724,616	$ 13,514,916
Class C	(7,141,904)	(2,143,135)	(10,544,547)
Class I	55,258,525	224,885,182	(144,504,116)
Class R6	8,418,073	10,248,513	(26,944,680)
Net increase (decrease) in net assets from capital share transactions	$ 76,241,646	$ 259,715,176	$ (168,478,427)
Net increase in net assets	$ 151,502,527	$ 220,662,244	$ 272,214,933
Net Assets
At beginning of period	$ 968,956,349	$ 1,993,638,769	$ 5,145,333,249
At end of period	$1,120,458,876	$2,214,301,013	$5,417,548,182

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,356,321	$ 43,069,162	$ 5,539,975
Net realized gain	12,397,898	29,107,677	138,523,929
Net change in unrealized appreciation (depreciation)	76,540,619	22,065,623	707,319,030
Net increase in net assets from operations	$ 99,294,838	$ 94,242,462	$ 851,382,934
Distributions to shareholders:
Class A	$ (21,526,350)	$ (9,599,449)	$ (47,595,453)
Class C	(1,599,516)	(383,919)	(5,455,264)
Class I	(5,814,211)	(40,715,268)	(47,850,884)
Class R6	(51,663)	(8,925,275)	(2,373,530)
Total distributions to shareholders	$ (28,991,740)	$ (59,623,911)	$ (103,275,131)
Capital share transactions:
Class A	$ 15,171,366	$ 30,239,962	$ 30,832,894
Class C	6,767,999	533,939	20,880,783
Class I	57,916,216	211,975,897	893,820,330
Class R6	3,800,979	13,004,676	154,651,868
Net increase in net assets from capital share transactions	$ 83,656,560	$ 255,754,474	$1,100,185,875
Net increase in net assets	$153,959,658	$ 290,373,025	$1,848,293,678
Net Assets
At beginning of year	$ 814,996,691	$ 1,703,265,744	$ 3,297,039,571
At end of year	$968,956,349	$1,993,638,769	$5,145,333,249

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 37.18	$ 34.28	$ 33.14	$ 32.59	$ 30.82	$ 31.90
Income (Loss) From Operations
Net investment income(1)	$ 0.16	$ 0.41	$ 0.44	$ 0.43	$ 0.47	$ 0.51(2)
Net realized and unrealized gain	3.42	3.67	2.24	2.68	2.11	2.14 (3)
Total income from operations	$ 3.58	$ 4.08	$ 2.68	$ 3.11	$ 2.58	$ 2.65
Less Distributions
From net investment income	$ (0.16)	$ (0.42)	$ (0.44)	$ (0.44)	$ (0.46)	$ (0.50)
From net realized gain	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)
Total distributions	$ (0.75)	$ (1.18)	$ (1.54)	$ (2.56)	$ (0.81)	$ (3.73)
Net asset value — End of period	$ 40.01	$ 37.18	$ 34.28	$ 33.14	$ 32.59	$ 30.82
Total Return(4)	9.65% (5)	12.22%	8.56%	10.01%	8.51%	8.93% (3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$758,721	$686,408	$619,744	$571,452	$549,517	$592,625
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.91% (7)	0.93%	0.96%	0.96%	0.99%	1.05%
Net expenses	0.91% (7)	0.93%	0.93%	0.94%	0.99%	1.02%
Net investment income	0.80% (7)	1.17%	1.37%	1.33%	1.48%	1.67% (2)
Portfolio Turnover	56% (5)(8)	98% (8)	69% (8)	76%	128%	146%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.90%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 35.90	$ 33.14	$ 32.09	$ 31.63	$ 29.95	$ 31.11
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.14	$ 0.20	$ 0.18	$ 0.20	$ 0.25(2)
Net realized and unrealized gain	3.29	3.55	2.15	2.61	2.06	2.08 (3)
Total income from operations	$ 3.30	$ 3.69	$ 2.35	$ 2.79	$ 2.26	$ 2.33
Less Distributions
From net investment income	$ (0.01)	$ (0.17)	$ (0.20)	$ (0.21)	$ (0.23)	$ (0.26)
From net realized gain	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)
Total distributions	$ (0.60)	$ (0.93)	$ (1.30)	$ (2.33)	$ (0.58)	$ (3.49)
Net asset value — End of period	$ 38.60	$ 35.90	$ 33.14	$ 32.09	$ 31.63	$ 29.95
Total Return(4)	9.21% (5)	11.39%	7.77%	9.14%	7.66%	8.05% (3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,436	$65,760	$54,062	$60,674	$61,205	$59,242
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.67% (7)	1.69%	1.71%	1.71%	1.80%	1.86%
Net expenses	1.67% (7)	1.68%	1.68%	1.69%	1.80%	1.84%
Net investment income	0.04% (7)	0.42%	0.63%	0.58%	0.67%	0.85% (2)
Portfolio Turnover	56% (5)(8)	98% (8)	69% (8)	76%	128%	146%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.02%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 37.97	$ 34.97	$ 33.77	$ 33.14	$ 31.32	$ 32.36
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.50	$ 0.54	$ 0.55	$ 0.58	$ 0.63(2)
Net realized and unrealized gain	3.48	3.76	2.28	2.72	2.18	2.17 (3)
Total income from operations	$ 3.69	$ 4.26	$ 2.82	$ 3.27	$ 2.76	$ 2.80
Less Distributions
From net investment income	$ (0.20)	$ (0.50)	$ (0.52)	$ (0.52)	$ (0.59)	$ (0.61)
From net realized gain	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)	(3.23)
Total distributions	$ (0.79)	$ (1.26)	$ (1.62)	$ (2.64)	$ (0.94)	$ (3.84)
Net asset value — End of period	$ 40.87	$ 37.97	$ 34.97	$ 33.77	$ 33.14	$ 31.32
Total Return(4)	9.76% (5)	12.55%	8.87%	10.33%	8.94%	9.32% (3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$285,042	$212,490	$140,961	$99,878	$48,780	$15,554
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.67% (7)	0.69%	0.71%	0.72%	0.67%	0.76%
Net expenses	0.67% (7)	0.68%	0.66%	0.62%	0.62%	0.65%
Net investment income	1.04% (7)	1.41%	1.64%	1.66%	1.80%	2.04% (2)
Portfolio Turnover	56% (5)(8)	98% (8)	69% (8)	76%	128%	146%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3)	Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.28%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,	Period Ended September 30,
		2020	2019 (1)
Net asset value — Beginning of period	$ 37.95	$ 34.98	$ 31.46
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.51	$ 0.36
Net realized and unrealized gain	3.49	3.75	3.55
Total income from operations	$ 3.71	$ 4.26	$ 3.91
Less Distributions
From net investment income	$ (0.22)	$ (0.53)	$ (0.39)
From net realized gain	(0.59)	(0.76)	—
Total distributions	$ (0.81)	$ (1.29)	$ (0.39)
Net asset value — End of period	$ 40.85	$37.95	$34.98
Total Return(3)	9.80% (4)	12.57%	12.44% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,260	$ 4,298	$ 230
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.62% (6)	0.65%	0.66% (6)
Net expenses	0.62% (6)	0.64%	0.64% (6)
Net investment income	1.09% (6)	1.43%	1.58% (6)
Portfolio Turnover	56% (4)(7)	98% (7)	69% (7)(8)

(1)	From February 1, 2019 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2019.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.01	$ 16.67	$ 15.69	$ 16.14	$ 16.36	$ 15.83
Income (Loss) From Operations
Net investment income(1)	$ 0.16	$ 0.37	$ 0.42	$ 0.37	$ 0.37	$ 0.40(2)
Net realized and unrealized gain (loss)	(0.09)	0.50	0.99	(0.45)	(0.18)	0.53
Total income (loss) from operations	$ 0.07	$ 0.87	$ 1.41	$ (0.08)	$ 0.19	$ 0.93
Less Distributions
From net investment income	$ (0.16)	$ (0.38)	$ (0.43)	$ (0.37)	$ (0.36)	$ (0.40)
From net realized gain	(0.21)	(0.15)	—	—	(0.05)	—
Total distributions	$ (0.37)	$ (0.53)	$ (0.43)	$ (0.37)	$ (0.41)	$ (0.40)
Net asset value — End of period	$ 16.71	$ 17.01	$ 16.67	$ 15.69	$ 16.14	$ 16.36
Total Return(3)	0.44% (4)	5.32%	9.10%	(0.48)%	1.21%	5.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$347,799	$327,252	$290,893	$251,714	$281,490	$395,957
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.75% (6)	0.76%	0.78%	0.83%	0.89%	0.94%
Net expenses	0.73% (6)	0.73%	0.75%	0.83%	0.89%	0.91%
Net investment income	1.88% (6)	2.21%	2.59%	2.32%	2.29%	2.49% (2)
Portfolio Turnover	82% (4)(7)	153% (7)	75% (7)	83%	99%	154%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.89	$ 16.55	$ 15.58	$ 16.03	$ 16.26	$ 15.73
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.23	$ 0.28	$ 0.24	$ 0.22	$ 0.25(2)
Net realized and unrealized gain (loss)	(0.08)	0.50	0.98	(0.44)	(0.18)	0.54
Total income (loss) from operations	$ 0.01	$ 0.73	$ 1.26	$ (0.20)	$ 0.04	$ 0.79
Less Distributions
From net investment income	$ (0.10)	$ (0.24)	$ (0.29)	$ (0.25)	$ (0.22)	$ (0.26)
From net realized gain	(0.21)	(0.15)	—	—	(0.05)	—
Total distributions	$ (0.31)	$ (0.39)	$ (0.29)	$ (0.25)	$ (0.27)	$ (0.26)
Net asset value — End of period	$ 16.59	$ 16.89	$ 16.55	$ 15.58	$ 16.03	$ 16.26
Total Return(3)	0.04% (4)	4.50%	8.19%	(1.25)%	0.27%	5.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,841	$16,215	$15,343	$21,939	$26,631	$32,349
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.55% (6)	1.56%	1.59%	1.63%	1.78%	1.84%
Net expenses	1.53% (6)	1.53%	1.56%	1.63%	1.78%	1.81%
Net investment income	1.08% (6)	1.41%	1.79%	1.52%	1.40%	1.59% (2)
Portfolio Turnover	82% (4)(7)	153% (7)	75% (7)	83%	99%	154%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 17.04	$ 16.70	$ 15.72	$ 16.15	$ 16.38	$ 15.85
Income (Loss) From Operations
Net investment income(1)	$ 0.18	$ 0.40	$ 0.45	$ 0.42	$ 0.42	$ 0.46(2)
Net realized and unrealized gain (loss)	(0.09)	0.50	0.99	(0.45)	(0.17)	0.53
Total income (loss) from operations	$ 0.09	$ 0.90	$ 1.44	$ (0.03)	$ 0.25	$ 0.99
Less Distributions
From net investment income	$ (0.18)	$ (0.41)	$ (0.46)	$ (0.40)	$ (0.43)	$ (0.46)
From net realized gain	(0.21)	(0.15)	—	—	(0.05)	—
Total distributions	$ (0.39)	$ (0.56)	$ (0.46)	$ (0.40)	$ (0.48)	$ (0.46)
Net asset value — End of period	$ 16.74	$ 17.04	$ 16.70	$ 15.72	$ 16.15	$ 16.38
Total Return(3)	0.54% (4)	5.52%	9.30%	(0.15)%	1.54%	6.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,576,595	$1,379,529	$1,144,805	$629,822	$500,510	$355,017
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.55% (6)	0.56%	0.58%	0.63%	0.54%	0.54%
Net expenses	0.53% (6)	0.53%	0.53%	0.53%	0.52%	0.53%
Net investment income	2.08% (6)	2.40%	2.81%	2.64%	2.64%	2.86% (2)
Portfolio Turnover	82% (4)(7)	153% (7)	75% (7)	83%	99%	154%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 17.03	$ 16.69	$ 15.71	$ 16.17
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.41	$ 0.46	$ 0.42
Net realized and unrealized gain (loss)	(0.08)	0.50	0.99	(0.46)
Total income (loss) from operations	$ 0.10	$ 0.91	$ 1.45	$ (0.04)
Less Distributions
From net investment income	$ (0.19)	$ (0.42)	$ (0.47)	$ (0.42)
From net realized gain	(0.21)	(0.15)	—	—
Total distributions	$ (0.40)	$ (0.57)	$ (0.47)	$ (0.42)
Net asset value — End of period	$ 16.73	$ 17.03	$ 16.69	$ 15.71
Total Return(3)	0.58% (4)	5.66%	9.31%	(0.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$276,067	$270,643	$252,225	$133,417
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.48% (6)	0.49%	0.51%	0.56% (6)
Net expenses	0.46% (6)	0.46%	0.48%	0.53% (6)
Net investment income	2.15% (6)	2.48%	2.84%	2.64% (6)
Portfolio Turnover	82% (4)(7)	153% (7)	75% (7)	83% (8)

(1)	From October 3, 2017 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2018.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 63.00	$ 53.94	$ 49.18	$ 43.31	$ 41.38	$ 47.79
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ 0.01	$ 0.05	$ 0.04	$ 0.06	$ 0.11(2)
Net realized and unrealized gain	7.09	10.64	8.36	9.31	6.03	3.74
Total income from operations	$ 7.08	$ 10.65	$ 8.41	$ 9.35	$ 6.09	$ 3.85
Less Distributions
From net investment income	$ —	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.06)	$ (0.13)
From net realized gain	(1.80)	(1.57)	(3.64)	(3.43)	(4.10)	(10.13)
Total distributions	$ (1.80)	$ (1.59)	$ (3.65)	$ (3.48)	$ (4.16)	$ (10.26)
Net asset value — End of period	$ 68.28	$ 63.00	$ 53.94	$ 49.18	$ 43.31	$ 41.38
Total Return(3)	11.36% (4)	20.27%	18.72%	22.66%	16.39%	8.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,069,304	$1,896,037	$1,598,391	$1,291,870	$1,220,685	$1,385,988
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.92% (6)	0.94%	1.00%	1.01%	1.06%	1.10%
Net expenses	0.92% (6)	0.94%	0.99%	1.01%	1.06%	1.08%
Net investment income (loss)	(0.04)% (6)	0.01%	0.11%	0.08%	0.16%	0.27% (2)
Portfolio Turnover	10% (4)	16%	13%	18%	29%	44%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 33.61	$ 29.67	$ 28.80	$ 26.84	$ 27.35	$ 34.98
Income (Loss) From Operations
Net investment loss(1)	$ (0.14)	$ (0.22)	$ (0.17)	$ (0.18)	$ (0.15)	$ (0.14)(2)
Net realized and unrealized gain	3.75	5.70	4.57	5.57	3.74	2.67
Total income from operations	$ 3.61	$ 5.48	$ 4.40	$ 5.39	$ 3.59	$ 2.53
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.03)
From net realized gain	(1.66)	(1.54)	(3.53)	(3.43)	(4.10)	(10.13)
Total distributions	$ (1.66)	$ (1.54)	$ (3.53)	$ (3.43)	$ (4.10)	$ (10.16)
Net asset value — End of period	$ 35.56	$ 33.61	$ 29.67	$ 28.80	$ 26.84	$ 27.35
Total Return(3)	10.94% (4)	19.38%	17.82%	21.75%	15.48%	7.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135,561	$138,072	$100,276	$155,419	$152,561	$178,719
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.67% (6)	1.69%	1.75%	1.76%	1.83%	1.87%
Net expenses	1.67% (6)	1.69%	1.75%	1.76%	1.83%	1.85%
Net investment loss	(0.80)% (6)	(0.74)%	(0.64)%	(0.67)%	(0.60)%	(0.50)% (2)
Portfolio Turnover	10% (4)	16%	13%	18%	29%	44%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 73.80	$ 62.89	$ 56.68	$ 49.44	$ 46.68	$ 52.65
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.17	$ 0.21	$ 0.20	$ 0.25	$ 0.32(2)
Net realized and unrealized gain	8.31	12.46	9.76	10.69	6.88	4.14
Total income from operations	$ 8.39	$ 12.63	$ 9.97	$ 10.89	$ 7.13	$ 4.46
Less Distributions
From net investment income	$ (0.13)	$ (0.15)	$ (0.12)	$ (0.22)	$ (0.27)	$ (0.30)
From net realized gain	(1.81)	(1.57)	(3.64)	(3.43)	(4.10)	(10.13)
Total distributions	$ (1.94)	$ (1.72)	$ (3.76)	$ (3.65)	$ (4.37)	$ (10.43)
Net asset value — End of period	$ 80.25	$ 73.80	$ 62.89	$ 56.68	$ 49.44	$ 46.68
Total Return(3)	11.49% (4)	20.57%	19.05%	23.06%	16.85%	9.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,973,206	$2,863,128	$1,540,337	$963,446	$550,055	$472,583
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.67% (6)	0.69%	0.75%	0.76%	0.69%	0.69%
Net expenses	0.67% (6)	0.69%	0.72%	0.70%	0.67%	0.67%
Net investment income	0.21% (6)	0.26%	0.37%	0.38%	0.54%	0.68% (2)
Portfolio Turnover	10% (4)	16%	13%	18%	29%	44%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 73.67	$ 62.80	$ 56.65	$ 49.74
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.21	$ 0.23	$ 0.17
Net realized and unrealized gain	8.29	12.44	9.74	10.42
Total income from operations	$ 8.40	$ 12.65	$ 9.97	$10.59
Less Distributions
From net investment income	$ (0.19)	$ (0.21)	$ (0.18)	$ (0.25)
From net realized gain	(1.81)	(1.57)	(3.64)	(3.43)
Total distributions	$ (2.00)	$ (1.78)	$ (3.82)	$ (3.68)
Net asset value — End of period	$ 80.07	$ 73.67	$ 62.80	$56.65
Total Return(3)	11.53% (4)	20.65%	19.12%	22.30% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$239,477	$248,096	$58,035	$ 843
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.60% (6)	0.63%	0.68%	0.68% (6)
Net expenses	0.60% (6)	0.63%	0.67%	0.68% (6)
Net investment income	0.29% (6)	0.32%	0.37%	0.31% (6)
Portfolio Turnover	10% (4)	16%	13%	18% (7)

(1)	From October 3, 2017 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds’ Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Affiliated Fund. The Funds may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2021, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ 53,841,472	$ —	$ 53,841,472
Collateralized Mortgage Obligations	—	14,355,628	—	14,355,628
Commercial Mortgage-Backed Securities	—	41,421,086	—	41,421,086
Common Stocks	715,570,832 (2)	—	—	715,570,832
Common Stocks - Health Care	—	13,715,232 (3)	—	13,715,232
Common Stocks - Venture Capital	—	—	2,397,036	2,397,036
Convertible Bonds	—	192,964	—	192,964
Convertible Preferred Stocks	88,638	—	—	88,638
Corporate Bonds	—	161,443,056	—	161,443,056
High Social Impact Investments	—	3,214,826	—	3,214,826

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description	Level 1	Level 2	Level 3(1)	Total
Preferred Stocks	$ 4,158,122	$ —	$ —	$ 4,158,122
Preferred Stocks - Venture Capital	—	—	453,544	453,544
Senior Floating-Rate Loans	—	7,820,992	—	7,820,992
Sovereign Government Bonds	—	4,186,987	—	4,186,987
Taxable Municipal Obligations	—	15,758,550	—	15,758,550
U.S. Government Agencies and Instrumentalities	—	4,854,436	—	4,854,436
U.S. Government Agency Mortgage-Backed Securities	—	38,812,943	—	38,812,943
U.S. Treasury Obligations	—	45,639,330	—	45,639,330
Venture Capital Debt Obligations	—	—	40,196	40,196
Venture Capital Limited Partnership Interests	—	—	352,583	352,583
Short-Term Investments:
Other	—	24,625,406	—	24,625,406
Securities Lending Collateral	7,504,414	—	—	7,504,414
Purchased Put Options	18,562	—	—	18,562
Total Investments	$727,340,568	$429,882,908	$3,243,359	$1,160,466,835
Forward Foreign Currency Exchange Contracts	$ —	$ 551	$ —	$ 551
Futures Contracts	1,992,774	—	—	1,992,774
Total	$729,333,342	$429,883,459	$3,243,359	$1,162,460,160
Liability Description
Futures Contracts	$ (1,011,906)	$ —	$ —	$ (1,011,906)
Total	$ (1,011,906)	$ —	$ —	$ (1,011,906)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 306,355,373	$ —	$ 306,355,373
Collateralized Mortgage Obligations	—	78,742,372	—	78,742,372
Commercial Mortgage-Backed Securities	—	216,871,227	—	216,871,227
Corporate Bonds	—	969,441,072	—	969,441,072
High Social Impact Investments	—	5,837,064	—	5,837,064
Preferred Stocks	19,664,610	—	—	19,664,610
Senior Floating-Rate Loans	—	61,370,194	—	61,370,194
Sovereign Government Bonds	—	31,689,912	—	31,689,912
Taxable Municipal Obligations	—	83,825,779	—	83,825,779
U.S. Government Agencies and Instrumentalities	—	30,926,628	—	30,926,628
U.S. Government Agency Mortgage-Backed Securities	—	241,244,612	—	241,244,612
U.S. Treasury Obligations	—	252,137,074	—	252,137,074

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Other	$ —	$ 132,280,958	$ —	$ 132,280,958
Securities Lending Collateral	55,140,311	—	—	55,140,311
Total Investments	$74,804,921	$2,410,722,265	$ —	$2,485,527,186
Futures Contracts	$ 10,251,405	$ —	$ —	$ 10,251,405
Total	$85,056,326	$2,410,722,265	$ —	$2,495,778,591
Liability Description
Futures Contracts	$ (3,747,143)	$ —	$ —	$ (3,747,143)
Total	$ (3,747,143)	$ —	$ —	$ (3,747,143)
Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 5,310,006,479(2)	$ —	$ —	$ 5,310,006,479
Common Stocks - Venture Capital	—	—	452,950	452,950
High Social Impact Investments	—	10,628,979	—	10,628,979
Preferred Stocks - Venture Capital	—	—	1,385,755	1,385,755
Venture Capital Debt Obligations	—	—	193,942	193,942
Venture Capital Limited Partnership Interests	—	—	17,790,847	17,790,847
Short-Term Investments	—	75,270,888	—	75,270,888
Total Investments	$5,310,006,479	$85,899,867	$19,823,494	$5,415,729,840

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
G  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
O  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (each, a “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to each New Agreement (and each Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Up to and including $500 Million	0.410%
Over $500 Million up to and including $1 Billion	0.385%
Over $1 Billion	0.350%

Bond
Up to and including $1 Billion	0.300%
Over $1 Billion	0.290%

Equity
Up to and including $2 Billion	0.500%
Over $2 Billion up to and including $3 Billion	0.425%
Over $3 Billion	0.375%
For the six months ended March 31, 2021, the investment advisory fee for Balanced, Bond and Equity amounted to $2,085,855, $3,075,083 and $11,789,290, respectively, or 0.39% (annualized), 0.29% (annualized) and 0.43% (annualized), respectively, of each Fund's average daily net assets. The Funds may invest their cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, CRM entered into a new sub-advisory agreement with Atlanta Capital, which took effect on March 1, 2021. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’ average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
Equity	0.99%	1.74%	0.74%	0.67%
The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $185,778 for Bond and no expenses were waived or reimbursed for Balanced and Equity.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $634,174, $1,251,815 and $3,293,888 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts.
Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2021 amounted to $876,430, $338,193 and $2,494,400, respectively, for Class A shares and $326,960, $74,176 and $680,517, respectively, for Class C shares.
The Funds were informed that EVD received $106,354, $35,551 and $138,005 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Funds were also informed that EVD received $3,453, $2,181 and $11,425 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $93,341, $47,509 and $177,918 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, each Fund's allocated portion of the Advisory Council compensation and fees was $906, $1,924 and $5,625 for Balanced, Bond and Equity, respectively, which are included in miscellaneous expense on the Statements of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$ 254,078,676	$ 1,616,114,612	$ —
Non-U.S. Government and Agency Securities	404,299,222	441,621,993	524,747,863
Total Purchases	$658,377,898	$2,057,736,605	$524,747,863
Sales
U.S. Government and Agency Securities	$ 235,009,392	$ 1,487,485,766	$ —
Non-U.S. Government and Agency Securities	353,087,043	318,945,386	759,505,194
Total Sales	$588,096,435	$1,806,431,152	$759,505,194
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2021, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$949,678,668	$2,455,113,821	$3,027,189,740
Gross unrealized appreciation	$ 218,926,413	$ 65,967,061	$ 2,396,001,889
Gross unrealized depreciation	(7,156,827)	(29,049,434)	(7,461,789)
Net unrealized appreciation	$211,769,586	$ 36,917,627	$2,388,540,100
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2021 is included in each Fund’s Schedule of Investments. At March 31, 2021, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2021, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: Balanced enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: Balanced and Bond enter into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Balanced enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2021, Balanced had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which Balanced invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 551	$ —
Interest rate	Futures contracts	Distributable earnings	1,992,774 (1)	(1,011,906) (1)
Interest rate	Purchased options	Investments in securities of unaffiliated issuers, at value	18,562	—
Total			$2,011,887	$(1,011,906)
Derivatives not subject to master netting agreement			$2,011,336	$(1,011,906)
Total Derivatives subject to master netting agreement			$ 551	$ —

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Interest rate	Futures contracts	Distributable earnings	$10,251,405 (1)	$(3,747,143) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Balanced’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of March 31, 2021.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$551	$ —	$ —	$ —	$551

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2021 was as follows:
Balanced
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 38,138	$ 38,138
Forward foreign currency exchange contracts	(764)	—	(764)
Futures contracts	—	1,712,834	1,712,834
Total	$(764)	$1,750,972	$1,750,208
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ 2,041	$ 2,041
Forward foreign currency exchange contracts	827	—	827
Futures contracts	—	1,235,334	1,235,334
Total	$ 827	$1,237,375	$1,238,202

(1)	Relates to purchased options.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2021 was as follows:
Bond
Statements of Operations Caption
Net realized gain (loss):
Futures contracts	$ 12,847,428
Total	$12,847,428
Change in unrealized appreciation (depreciation):
Futures contracts	$ 7,724,075
Total	$ 7,724,075

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$27,806,000	$170,424,000
Futures contracts — short	$65,486,000	$356,367,000
Forward foreign currency exchange contracts*	$ 97,000	$ —

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately 6 contracts for Balanced.
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on each Fund's assets to the extent of any overdraft. At March 31, 2021, Balanced and Bond had a payment due to SSBT pursuant to the foregoing arrangement of $332,087 and $1,467,728, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2021. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021. The Funds' average overdraft advances during the six months ended March 31, 2021 were not significant.
7  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with SSBT, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2021, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$ 8,170,328	$ 60,347,780
Collateral Received:
Cash	7,504,414	55,140,311
U.S. government and/or agencies securities	1,134,479	6,508,820
Total Collateral Received	$8,638,893	$61,649,131
Equity did not have any securities on loan at March 31, 2021.

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Preferred Stocks	$ 90,631	$ —	$ —	$ —	$ 90,631
Corporate Bonds	1,569,293	—	—	—	1,569,293
U.S. Treasury Obligations	5,844,490	—	—	—	5,844,490
Total	$7,504,414	$ —	$ —	$ —	$7,504,414

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 12,380,448	$ —	$ —	$ —	$ 12,380,448
U.S. Treasury Obligations	42,759,863	—	—	—	42,759,863
Total	$55,140,311	$ —	$ —	$ —	$55,140,311
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2021 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021.
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings pursuant to their line of credit during the six months ended March 31, 2021.
9  Affiliated Companies/Issuers and Funds
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, Balanced and Bond invested in issuers that may be deemed to be affiliated with Morgan Stanley. Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2021, the value of each Fund’s investment in the Notes and affiliated companies/issuers and funds was $30,421,071, $154,895,634 and $83,011,113 for Balanced, Bond and Equity, respectively, which represents 2.7%, 7.0% and 1.5% of net assets for Balanced, Bond and Equity, respectively. Transactions in the Notes and affiliated companies/issuers and funds by the Funds for the six months ended March 31, 2021 were as follows:

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 400,313	$ —	$ —	$ (335)	$ 1,541,296	$ 946	$ 1,540,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	—	—	—	—	939	1,280,151	1,720	1,315,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	817	357,838	737	386,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	733	176,412	559	205,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(2,327,619)	6,619	(11,001)	—	1,120	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(2)	2,602,270	—	(2,615,531)	—	13,261	—	8,174	—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	2,500,000	—	—	(72,075)	2,427,925	11,042	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(2)(3)(4)	11,713	—	—	—	330	12,043	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	33,089,296	156,488,126	(164,952,016)	(1,628)	1,628	24,625,406	18,067	24,622,944
Totals				$ 4,991	$ (65,703)	$ 30,421,071	$ 42,365

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Non-income producing security.
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.806%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$ 4,603,594	$ —	$ —	$ (1,473)	$ 9,773,215	$ 5,348	$ 9,765,000

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 1.506%, (1 mo. USD LIBOR+ 1.40%), 5/15/36(1)	$ —	$ —	$ —	$ —	$ 5,858	$ 7,985,611	$ 10,727	$ 8,203,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(13,478,007)	39,007	(63,699)	—	6,261	—
Morgan Stanley, 4.875%, 11/1/22(1)	—	—	(2,213,631)	78,819	(88,350)	—	6,744	—
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(2)	5,265,161	—	(5,291,992)	—	26,831	—	16,537	—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	—	5,000,000	—	—	(144,150)	4,855,850	22,083	5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	122,314,034	430,471,582	(420,504,658)	(3,942)	3,942	132,280,958	57,572	132,267,731
Totals				$113,884	$ (261,041)	$154,895,634	$125,272

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).
(2)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 11,124,051	$ —	$ (11,180,737)	$ —	$ 56,686	$ —	$ 34,940	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	7,970,000	—	—	(229,775)	7,740,225	35,201	7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	150,522,759	678,385,853	(753,637,724)	(9,968)	9,968	75,270,888	78,559	75,263,362
Totals				$ (9,968)	$ (163,121)	$ 83,011,113	$148,700

(1)	Restricted security.
10  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Balanced
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,148,335	$ 45,078,127	2,223,201	$ 77,762,086
Reinvestment of distributions	335,507	13,178,792	599,745	20,504,804
Shares redeemed	(1,113,819)	(43,746,473)	(2,494,439)	(84,932,713)
Converted from Class C	133,900	5,196,506	52,959	1,837,189
Net increase	503,923	$ 19,706,952	381,466	$ 15,171,366
Class C
Shares sold	236,533	$ 8,921,561	582,115	$ 19,551,751
Reinvestment of distributions	23,325	882,421	43,370	1,431,914
Shares redeemed	(309,413)	(11,749,380)	(370,131)	(12,378,477)
Converted to Class A	(138,881)	(5,196,506)	(54,899)	(1,837,189)
Net increase (decrease)	(188,436)	$ (7,141,904)	200,455	$ 6,767,999
Class I
Shares sold	1,910,098	$ 76,647,699	3,498,598	$123,151,257
Reinvestment of distributions	118,190	4,745,405	155,310	5,404,776
Shares redeemed	(650,750)	(26,134,579)	(2,087,839)	(70,639,817)
Net increase	1,377,538	$ 55,258,525	1,566,069	$ 57,916,216
Class R6
Shares sold	230,842	$ 9,200,644	134,011	$ 4,735,143
Reinvestment of distributions	4,666	187,434	1,481	51,663
Shares redeemed	(24,183)	(970,005)	(28,829)	(985,827)
Net increase	211,325	$ 8,418,073	106,663	$ 3,800,979
Bond
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,047,345	$ 51,696,032	5,130,978	$ 85,461,047
Reinvestment of distributions	410,438	6,974,317	541,849	9,015,319
Shares redeemed	(2,037,260)	(34,605,850)	(3,951,052)	(65,350,129)
Converted from Class C	155,049	2,660,117	67,247	1,113,725
Net increase	1,575,572	$ 26,724,616	1,789,022	$ 30,239,962

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Bond — continued
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	98,814	$ 1,667,782	310,341	$ 5,118,957
Reinvestment of distributions	15,247	257,368	21,047	347,329
Shares redeemed	(83,687)	(1,408,168)	(230,521)	(3,818,622)
Converted to Class A	(156,140)	(2,660,117)	(67,722)	(1,113,725)
Net increase (decrease)	(125,766)	$ (2,143,135)	33,145	$ 533,939
Class I
Shares sold	22,775,588	$ 386,952,092	34,216,535	$ 572,181,879
Reinvestment of distributions	1,933,263	32,907,456	2,363,018	39,409,202
Shares redeemed	(11,481,652)	(194,974,366)	(24,176,037)	(399,615,184)
Net increase	13,227,199	$ 224,885,182	12,403,516	$ 211,975,897
Class R6
Shares sold	2,569,686	$ 43,560,235	8,894,923	$ 148,398,845
Reinvestment of distributions	223,324	3,798,890	279,847	4,665,770
Shares redeemed	(2,183,132)	(37,110,612)	(8,396,642)	(140,059,939)
Net increase	609,878	$ 10,248,513	778,128	$ 13,004,676
Equity
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,572,254	$ 103,677,435	6,339,248	$ 355,137,653
Reinvestment of distributions	780,979	51,036,951	839,598	44,893,534
Shares redeemed	(2,390,199)	(157,770,652)	(6,883,645)	(378,434,797)
Converted from Class C	250,704	16,571,182	166,674	9,236,504
Net increase	213,738	$ 13,514,916	461,875	$ 30,832,894
Class C
Shares sold	531,472	$ 18,418,539	1,705,944	$ 50,511,933
Reinvestment of distributions	158,739	5,416,186	163,702	4,698,243
Shares redeemed	(513,893)	(17,808,090)	(830,541)	(25,092,889)
Converted to Class A	(472,494)	(16,571,182)	(310,277)	(9,236,504)
Net increase (decrease)	(296,176)	$ (10,544,547)	728,828	$ 20,880,783

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Equity — continued
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	7,789,103	$ 597,657,664	29,250,927	$ 1,867,963,569
Reinvestment of distributions	873,143	67,013,756	649,405	40,581,339
Shares redeemed	(10,411,118)	(809,175,536)	(15,596,234)	(1,014,724,578)
Net increase (decrease)	(1,748,872)	$(144,504,116)	14,304,098	$ 893,820,330
Class R6
Shares sold	1,894,279	$ 147,215,124	3,301,004	$ 212,995,905
Reinvestment of distributions	63,494	4,860,497	17,576	1,095,871
Shares redeemed	(2,334,464)	(179,020,301)	(875,103)	(59,439,908)
Net increase (decrease)	(376,691)	$ (26,944,680)	2,443,477	$ 154,651,868
11  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $132,429 and $747,918 for Balanced and Equity, respectively, at March 31, 2021. Balanced and Equity had sufficient cash and/or securities to cover these commitments.

Calvert
Social Investment Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Unfunded capital commitments by investment at March 31, 2021 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV, L.P.	$ 60,000
Learn Capital Venture Partners III, L.P.	72,429
Total	$132,429
Equity
Name of Investment	Unfunded Commitment
Accion Frontier Inclusion Fund L.P.	$ 80,572
Adobe Capital Social Mezzanine I L.P.	20,884
Africa Renewable Energy Fund L.P.	10,449
Arborview Capital Partners L.P.	18,539
Blackstone Clean Technology Partners L.P.	3,170
Bridges Ventures US Sustainable Growth Fund L.P.	111,817
China Environment Fund III L.P.	1,205
Core Innovations Capital I L.P.	51,766
Cross Culture Ventures I L.P.	54,989
DBL Partners III L.P.	82,248
First Analysis Private Equity Fund V L.P.	18,302
Impact Ventures II L.P.	9,632
Leapfrog Financial Inclusion Fund	78,436
New Markets Education Partners L.P.	57,000
New Markets Venture Partners II L.P.	25,000
Owl Ventures L.P.	20,000
Westly Capital Partners Fund II L.P.	103,909
Total	$747,918
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Calvert
Social Investment Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) with respect to Equity only, to approve a new investment sub-advisory agreement with Atlanta Capital Management Company, LLC to serve as investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Balanced Proposal 1	14,679,563.080	322,901.670	1,139,593.728	0
Bond Proposal 1	72,995,447.395	588,358.500	2,450,759.664	0
Equity Proposal 1	42,707,296.513	481,625.195	2,520,573.743	0
Equity Proposal 2	42,209,305.187	656,503.963	2,843,686.302	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1 and Proposal 2.

Calvert
Balanced Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Balanced Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Balanced Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.

Calvert
Balanced Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the

Calvert
Balanced Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Calvert
Bond Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Bond Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Bond Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.

Calvert
Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the

Calvert
Bond Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Calvert
Equity Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Equity Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Equity Fund	Calvert Research and Management	Atlanta Capital Management Company, LLC
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.

Calvert
Equity Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the

Calvert
Equity Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Calvert
Social Investment Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Calvert Equity Fund - Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street, Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204     3.31.21

Calvert
Asset Allocation Funds
Semiannual Report
March 31, 2021

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Asset Allocation Funds

Calvert
Conservative Allocation Fund
March 31, 2021
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	7.95%	24.47%	7.74%	6.72%
Class A with 4.75% Maximum Sales Charge	—	—	2.84	18.54	6.69	6.20
Class C at NAV	04/29/2005	04/29/2005	7.57	23.57	6.93	5.79
Class C with 1% Maximum Sales Charge	—	—	6.57	22.57	6.93	5.79
Class I at NAV	05/20/2016	04/29/2005	8.07	24.76	8.06	6.88

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.73)%	0.71%	3.10%	3.44%
Conservative Allocation Blended Benchmark	—	—	5.48	18.79	7.33	6.39

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.95%	1.69%	0.70%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Conservative Allocation Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert Bond Fund, Class R6	25.5%
Calvert US Large-Cap Value Responsible Index Fund, Class I	10.6
Calvert Floating-Rate Advantage Fund, Class R6	6.7
Calvert Flexible Bond Fund, Class R6	5.7
Calvert Ultra-Short Duration Income Fund, Class R6	5.7
Calvert Short Duration Income Fund, Class R6	3.9
Calvert US Large-Cap Core Responsible Index Fund, Class R6	3.5
Calvert US Large-Cap Growth Responsible Index Fund, Class I	3.2
Calvert International Equity Fund, Class R6	3.2
Calvert International Opportunities Fund, Class R6	2.7
Total	70.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Moderate Allocation Fund
March 31, 2021
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	13.78%	38.63%	10.71%	8.49%
Class A with 4.75% Maximum Sales Charge	—	—	8.38	32.03	9.63	7.97
Class C at NAV	04/29/2005	04/29/2005	13.29	37.56	9.88	7.68
Class C with 1% Maximum Sales Charge	—	—	12.29	36.56	9.88	7.68
Class I at NAV	05/20/2016	04/29/2005	13.91	39.01	11.04	8.65

Russell 3000® Index	—	—	21.96%	62.53%	16.63%	13.78%
Moderate Allocation Blended Benchmark	—	—	12.85	36.22	10.72	8.63

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.93%	1.68%	0.68%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Moderate Allocation Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert US Large-Cap Value Responsible Index Fund, Class I	13.7%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	12.0
Calvert Bond Fund, Class R6	7.4
Calvert International Equity Fund, Class R6	6.6
Calvert International Opportunities Fund, Class R6	6.2
Calvert Floating-Rate Advantage Fund, Class R6	4.7
Calvert Ultra-Short Duration Income Fund, Class R6	4.5
Calvert US Large-Cap Growth Responsible Index Fund, Class I	4.4
Calvert International Responsible Index Fund, Class R6	4.2
Calvert Flexible Bond Fund, Class R6	3.7
Total	67.4%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
5

Calvert
Growth Allocation Fund
March 31, 2021
Performance

Portfolio Managers Dan R. Strelow, CFA, CIPM and Justin H. Bourgette, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	20.26%	56.14%	13.47%	10.27%
Class A with 4.75% Maximum Sales Charge	—	—	14.57	48.73	12.37	9.73
Class C at NAV	06/30/2005	06/30/2005	19.78	54.85	12.61	9.22
Class C with 1% Maximum Sales Charge	—	—	18.78	53.85	12.61	9.22
Class I at NAV	05/20/2016	06/30/2005	20.40	56.53	13.80	10.43

Russell 3000® Index	—	—	21.96%	62.53%	16.63%	13.78%
Growth Allocation Blended Benchmark	—	—	19.24	52.14	13.34	10.23

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.99%	1.74%	0.74%
Net	0.95	1.70	0.70
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Growth Allocation Fund
March 31, 2021
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert US Large-Cap Core Responsible Index Fund, Class R6	19.0%
Calvert US Large-Cap Value Responsible Index Fund, Class I	18.3
Calvert International Equity Fund, Class R6	10.1
Calvert International Opportunities Fund, Class R6	8.5
Calvert International Responsible Index Fund, Class R6	6.8
Calvert US Large-Cap Growth Responsible Index Fund, Class I	5.8
Calvert Emerging Markets Equity Fund, Class R6	5.5
Calvert Emerging Markets Advancement Fund, Class I	4.6
Calvert Equity Fund, Class R6	4.5
Calvert US Mid-Cap Core Responsible Index Fund, Class I	4.4
Total	87.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
7

Calvert
Asset Allocation Funds
March 31, 2021
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Growth Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for Calvert Growth Allocation Fund that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profiles subject to change due to active management.

8

Calvert
Asset Allocation Funds
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Conservative Allocation Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,079.50	$2.13	0.41%
Class C	$1,000.00	$1,075.70	$6.00	1.16%
Class I	$1,000.00	$1,080.70	$0.83	0.16%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.89	$2.07	0.41%
Class C	$1,000.00	$1,019.15	$5.84	1.16%
Class I	$1,000.00	$1,024.13	$0.81	0.16%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
9

Calvert
Asset Allocation Funds
March 31, 2021
Fund Expenses — continued

Calvert Moderate Allocation Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,137.80	$2.08	0.39%
Class C	$1,000.00	$1,132.90	$6.06	1.14%
Class I	$1,000.00	$1,139.10	$0.75	0.14%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.99	$1.97	0.39%
Class C	$1,000.00	$1,019.25	$5.74	1.14%
Class I	$1,000.00	$1,024.23	$0.71	0.14%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
Calvert Growth Allocation Fund

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,202.60	$2.36 **	0.43%
Class C	$1,000.00	$1,197.80	$6.47 **	1.18%
Class I	$1,000.00	$1,204.00	$0.99 **	0.18%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17 **	0.43%
Class C	$1,000.00	$1,019.05	$5.94 **	1.18%
Class I	$1,000.00	$1,024.03	$0.91 **	0.18%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
10

Calvert
Conservative Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 84.3%(1)

Security	Shares	Value
Equity Funds — 34.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	97,776	$ 3,466,152
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	237,921	6,868,768
Calvert US Large-Cap Core Responsible Index Fund, Class R6	270,138	9,760,103
Calvert US Large-Cap Growth Responsible Index Fund, Class I	198,711	8,934,024
Calvert US Large-Cap Value Responsible Index Fund, Class I	990,452	29,515,483
Calvert US Mid-Cap Core Responsible Index Fund, Class I	93,031	3,476,565
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	87,931	7,040,612
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	353,710	4,577,010
Calvert Emerging Markets Equity Fund, Class R6	229,141	5,212,968
Calvert International Equity Fund, Class R6	350,414	8,861,962
Calvert International Opportunities Fund, Class R6	373,166	7,564,070
Calvert Mid-Cap Fund, Class I	42,542	2,070,111
		$ 97,347,828
Income Funds — 49.5%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,030,445	$ 15,992,514
Calvert Floating-Rate Advantage Fund, Class R6	1,967,145	18,628,861
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,264,639	71,347,403
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	204,526	5,509,922
Calvert Short Duration Income Fund, Class R6	667,659	11,036,410
Calvert Ultra-Short Duration Income Fund, Class R6	1,599,333	15,881,380
		$138,396,490
Total Mutual Funds (identified cost $205,082,148)		$235,744,318

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$3,239	$ 3,754,298
U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/29(2)(3)	5,007	5,745,775
Total U.S. Treasury Obligations (identified cost $8,325,015)		$ 9,500,073

Short-Term Investments — 12.3%

Other — 12.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	34,458,476	$ 34,461,921
Total Short-Term Investments (identified cost $34,461,992)		$ 34,461,921
Total Investments — 100.0% (identified cost $247,869,155)		$279,706,312

Other Assets, Less Liabilities — 0.0%(5)	$ 47,967
Net Assets — 100.0%	$279,754,279

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(5)	Amount is less than 0.05%.

11
See Notes to Financial Statements.

Calvert
Conservative Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	42	Long	6/30/21	$9,270,516	$ (8,235)
U.S. 5-Year Treasury Note	73	Long	6/30/21	9,008,086	(105,565)
U.S. Long Treasury Bond	35	Long	6/21/21	5,410,781	(197,066)
U.S. Ultra 10-Year Treasury Note	21	Long	6/21/21	3,017,437	(102,581)
U.S. Ultra-Long Treasury Bond	17	Long	6/21/21	3,080,719	(129,204)
					$(542,651)
12
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 89.0%(1)

Security	Shares	Value
Equity Funds — 62.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	200,658	$ 7,113,321
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	593,490	17,134,061
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,359,998	49,136,733
Calvert US Large-Cap Growth Responsible Index Fund, Class I	403,348	18,134,539
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,876,668	55,924,720
Calvert US Mid-Cap Core Responsible Index Fund, Class I	218,243	8,155,745
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	180,439	14,447,732
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	962,707	12,457,428
Calvert Emerging Markets Equity Fund, Class R6	670,976	15,264,696
Calvert International Equity Fund, Class R6	1,066,812	26,979,684
Calvert International Opportunities Fund, Class R6	1,243,287	25,201,423
Calvert Mid-Cap Fund, Class I	83,152	4,046,165
		$253,996,247
Income Funds — 26.8%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	985,175	$ 15,289,909
Calvert Floating-Rate Advantage Fund, Class R6	2,029,301	19,217,485
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,803,388	30,170,675
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	562,101	15,142,999
Calvert Short Duration Income Fund, Class R6	672,914	11,123,266
Calvert Ultra-Short Duration Income Fund, Class R6	1,834,826	18,219,824
		$109,164,158
Total Mutual Funds (identified cost $286,029,051)		$363,160,405

U.S. Treasury Obligations — 2.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$5,104	$ 5,915,980
U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/29(2)(3)	5,276	6,054,816
Total U.S. Treasury Obligations (identified cost $10,443,700)		$ 11,970,796

Short-Term Investments — 7.8%

Other — 7.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	31,600,723	$ 31,603,883
Total Short-Term Investments (identified cost $31,604,012)		$ 31,603,883
Total Investments — 99.7% (identified cost $328,076,763)		$406,735,084

Other Assets, Less Liabilities — 0.3%	$ 1,355,700
Net Assets — 100.0%	$408,090,784

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

13
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	6/30/21	$9,711,969	$ (8,627)
U.S. Long Treasury Bond	51	Long	6/21/21	7,884,281	(287,153)
U.S. Ultra 10-Year Treasury Note	7	Long	6/21/21	1,005,813	(34,194)
U.S. Ultra-Long Treasury Bond	(1)	Short	6/21/21	(181,219)	7,455
					$(322,519)
14
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 94.7%(1)

Security	Shares	Value
Equity Funds — 92.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	250,516	$ 8,880,792
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	609,650	17,600,600
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,361,808	49,202,119
Calvert US Large-Cap Growth Responsible Index Fund, Class I	335,778	15,096,565
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,590,331	47,391,875
Calvert US Mid-Cap Core Responsible Index Fund, Class I	307,733	11,499,985
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	144,786	11,593,030
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	925,465	11,975,510
Calvert Emerging Markets Equity Fund, Class R6	628,785	14,304,864
Calvert International Equity Fund, Class R6	1,035,087	26,177,348
Calvert International Opportunities Fund, Class R6	1,086,260	22,018,485
Calvert Mid-Cap Fund, Class I	103,810	5,051,402
		$240,792,575
Income Funds — 1.9%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	532,731	$ 5,044,967
		$ 5,044,967
Total Mutual Funds (identified cost $182,730,388)		$245,837,542

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.250%, 2/15/50(2)(3)	$3,154	$ 3,302,159
Total U.S. Treasury Obligations (identified cost $3,152,233)		$ 3,302,159

Short-Term Investments — 5.0%

Other — 5.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	12,879,029	$ 12,880,317
Total Short-Term Investments (identified cost $12,880,317)		$ 12,880,317
Total Investments — 101.0% (identified cost $198,762,938)		$262,020,018

Other Assets, Less Liabilities — (1.0)%	$ (2,552,977)
Net Assets — 100.0%	$259,467,041

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

15
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	13	Long	6/18/21	$ 2,578,810	$ 9,682
Interest Rate Futures
U.S. Long Treasury Bond	19	Long	6/21/21	2,937,281	(106,978)
U.S. 5-Year Treasury Note	(55)	Short	6/30/21	(6,786,914)	79,555
U.S. Ultra-Long Treasury Bond	(22)	Short	6/21/21	(3,986,812)	164,006
					$ 146,265
16
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Statements of Assets and Liabilities (Unaudited)

	March 31, 2021
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $8,325,015, $10,443,700 and $3,152,233, respectively)	$ 9,500,073	$ 11,970,796	$ 3,302,159
Investments in securities of affiliated issuers, at value (identified cost $239,544,140, $317,633,063 and $195,610,705, respectively)	270,206,239	394,764,288	258,717,859
Receivable for variation margin on open futures contracts	—	—	38,857
Receivable for capital shares sold	495,766	1,656,196	454,459
Interest receivable	12,218	14,452	980
Dividends receivable - affiliated	283,329	247,025	18,149
Receivable from affiliate	—	—	6,426
Trustees' deferred compensation plan	131,663	193,655	102,459
Total assets	$280,629,288	$408,846,412	$262,641,348
Liabilities
Payable for variation margin on open futures contracts	$ 56,159	$ 25,688	$ —
Payable for investments purchased	280,751	244,728	2,607,234
Payable for capital shares redeemed	275,262	99,413	320,165
Payable to affiliates:
Distribution and service fees	64,864	91,079	57,603
Sub-transfer agency fee	9,404	17,776	16,899
Trustees' deferred compensation plan	131,663	193,655	102,459
Accrued expenses	56,906	83,289	69,947
Total liabilities	$ 875,009	$ 755,628	$ 3,174,307
Net Assets	$279,754,279	$408,090,784	$259,467,041
Sources of Net Assets
Paid-in capital	$ 245,417,805	$ 324,114,747	$ 193,513,096
Distributable earnings	34,336,474	83,976,037	65,953,945
Total	$279,754,279	$408,090,784	$259,467,041
Class A Shares
Net Assets	$ 199,935,848	$ 292,549,962	$ 201,798,709
Shares Outstanding	10,458,811	12,941,363	7,831,099
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.12	$ 22.61	$ 25.77
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 20.07	$ 23.74	$ 27.06
Class C Shares
Net Assets	$ 26,609,805	$ 34,986,950	$ 18,027,325
Shares Outstanding	1,409,505	1,640,004	834,428
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 18.88	$ 21.33	$ 21.60
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2021
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class I Shares
Net Assets	$53,208,626	$80,553,872	$39,641,007
Shares Outstanding	2,781,337	3,559,661	1,531,410
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.13	$ 22.63	$ 25.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2021
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$ 2,498,576	$ 3,553,323	$ 1,883,356
Interest income	152,005	195,790	28,066
Total investment income	$ 2,650,581	$ 3,749,113	$ 1,911,422
Expenses
Distribution and service fees:
Class A	$ 235,548	$ 348,529	$ 227,388
Class C	139,804	174,736	87,444
Trustees' fees and expenses	5,819	8,428	4,719
Custodian fees	571	516	376
Transfer agency fees and expenses	120,201	176,649	138,275
Accounting fees	8,468	10,396	4,802
Professional fees	17,458	18,880	15,428
Registration fees	34,884	32,542	31,916
Reports to shareholders	7,682	11,104	9,551
Miscellaneous	14,357	14,021	10,372
Total expenses	$ 584,792	$ 795,801	$ 530,271
Waiver and/or reimbursement of expenses by affiliate	$ —	$ —	$ (10,317)
Net expenses	$ 584,792	$ 795,801	$ 519,954
Net investment income	$ 2,065,789	$ 2,953,312	$ 1,391,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 251,456	$ 341,036	$ 73
Investment securities - affiliated issuers	4,067,982	6,773,727	2,288,253
Futures contracts	(644,867)	18,430	993,834
Capital gains distributions received from affiliated issuers	1,310,396	1,278,504	675,242
Net realized gain	$ 4,984,967	$ 8,411,697	$ 3,957,402
Change in unrealized appreciation (depreciation):
Investment securities	$ (624,368)	$ (903,598)	$ (412,191)
Investment securities - affiliated issuers	13,890,550	38,397,365	34,910,186
Futures contracts	(620,839)	(291,531)	279,402
Foreign currency	37	90	105
Net change in unrealized appreciation (depreciation)	$12,645,380	$37,202,326	$34,777,502
Net realized and unrealized gain	$17,630,347	$45,614,023	$38,734,904
Net increase in net assets from operations	$19,696,136	$48,567,335	$40,126,372
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,065,789	$ 2,953,312	$ 1,391,468
Net realized gain	4,984,967	8,411,697	3,957,402
Net change in unrealized appreciation (depreciation)	12,645,380	37,202,326	34,777,502
Net increase in net assets from operations	$ 19,696,136	$ 48,567,335	$ 40,126,372
Distributions to shareholders:
Class A	$ (6,522,790)	$ (10,770,274)	$ (5,971,038)
Class C	(852,353)	(1,303,487)	(555,943)
Class I	(1,741,139)	(2,954,275)	(959,882)
Total distributions to shareholders	$ (9,116,282)	$ (15,028,036)	$ (7,486,863)
Capital share transactions:
Class A	$ 15,299,470	$ 8,306,612	$ 17,681,854
Class C	(3,636,327)	(2,777,810)	(953,080)
Class I	11,664,752	16,410,518	18,315,030
Net increase in net assets from capital share transactions	$ 23,327,895	$ 21,939,320	$ 35,043,804
Net increase in net assets	$ 33,907,749	$ 55,478,619	$ 67,683,313
Net Assets
At beginning of period	$ 245,846,530	$ 352,612,165	$ 191,783,728
At end of period	$279,754,279	$408,090,784	$259,467,041
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2020
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,715,660	$ 4,252,001	$ 1,408,285
Net realized gain	5,893,068	10,601,014	5,824,471
Net change in unrealized appreciation (depreciation)	8,747,682	18,242,970	13,647,191
Net increase in net assets from operations	$ 18,356,410	$ 33,095,985	$ 20,879,947
Distributions to shareholders:
Class A	$ (6,556,361)	$ (10,528,835)	$ (5,097,556)
Class C	(956,423)	(1,410,487)	(552,431)
Class I	(1,289,121)	(2,073,551)	(476,281)
Total distributions to shareholders	$ (8,801,905)	$ (14,012,873)	$ (6,126,268)
Capital share transactions:
Class A	$ 10,784,925	$ (1,567,008)	$ 8,957,627
Class C	(1,938,019)	(3,689,316)	18,065
Class I	10,141,440	12,290,506	4,527,141
Net increase in net assets from capital share transactions	$ 18,988,346	$ 7,034,182	$ 13,502,833
Net increase in net assets	$ 28,542,851	$ 26,117,294	$ 28,256,512
Net Assets
At beginning of year	$ 217,303,679	$ 326,494,871	$ 163,527,216
At end of year	$245,846,530	$352,612,165	$191,783,728
21
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.34	$ 17.57	$ 17.25	$ 17.25	$ 16.48	$ 16.59
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.30	$ 0.37	$ 0.33	$ 0.30	$ 0.31
Net realized and unrealized gain	1.30	1.17	0.70	0.36	0.96	0.55
Total income from operations	$ 1.45	$ 1.47	$ 1.07	$ 0.69	$ 1.26	$ 0.86
Less Distributions
From net investment income	$ (0.20)	$ (0.32)	$ (0.41)	$ (0.42)	$ (0.33)	$ (0.30)
From net realized gain	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)	(0.67)
Total distributions	$ (0.67)	$ (0.70)	$ (0.75)	$ (0.69)	$ (0.49)	$ (0.97)
Net asset value — End of period	$ 19.12	$ 18.34	$ 17.57	$ 17.25	$ 17.25	$ 16.48
Total Return(2)	7.95% (3)	8.66%	6.57%	4.08%	7.84%	5.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$199,936	$177,060	$159,188	$150,237	$138,512	$131,576
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.41% (6)	0.41%	0.44%	0.44%	0.51%	0.67%
Net expenses(5)	0.41% (6)	0.41%	0.44%	0.44%	0.44%	0.44%
Net investment income	1.60% (6)	1.70%	2.18%	1.93%	1.77%	1.90%
Portfolio Turnover	15% (3)	36%	85%	94%	46%	61%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.11	$ 17.36	$ 17.05	$ 17.06	$ 16.28	$ 16.40
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.17	$ 0.25	$ 0.20	$ 0.17	$ 0.17
Net realized and unrealized gain	1.28	1.15	0.68	0.36	0.96	0.55
Total income from operations	$ 1.36	$ 1.32	$ 0.93	$ 0.56	$ 1.13	$ 0.72
Less Distributions
From net investment income	$ (0.12)	$ (0.19)	$ (0.28)	$ (0.30)	$ (0.19)	$ (0.17)
From net realized gain	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)	(0.67)
Total distributions	$ (0.59)	$ (0.57)	$ (0.62)	$ (0.57)	$ (0.35)	$ (0.84)
Net asset value — End of period	$ 18.88	$ 18.11	$ 17.36	$ 17.05	$ 17.06	$ 16.28
Total Return(2)	7.57% (3)	7.81%	5.77%	3.30%	7.04%	4.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,610	$29,017	$29,828	$33,843	$33,661	$34,334
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.16% (6)	1.15%	1.19%	1.19%	1.30%	1.46%
Net expenses(5)	1.16% (6)	1.15%	1.19%	1.19%	1.19%	1.27%
Net investment income	0.84% (6)	0.97%	1.47%	1.17%	1.03%	1.07%
Portfolio Turnover	15% (3)	36%	85%	94%	46%	61%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
23
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 18.35	$ 17.58	$ 17.25	$ 17.23	$ 16.48	$ 16.07
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.34	$ 0.42	$ 0.41	$ 0.40	$ 0.11
Net realized and unrealized gain	1.29	1.18	0.70	0.34	0.91	0.43
Total income from operations	$ 1.47	$ 1.52	$ 1.12	$ 0.75	$ 1.31	$ 0.54
Less Distributions
From net investment income	$ (0.22)	$ (0.37)	$ (0.45)	$ (0.46)	$ (0.40)	$ (0.13)
From net realized gain	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)	—
Total distributions	$ (0.69)	$ (0.75)	$ (0.79)	$ (0.73)	$ (0.56)	$ (0.13)
Net asset value — End of period	$ 19.13	$ 18.35	$ 17.58	$ 17.25	$17.23	$16.48
Total Return(3)	8.07% (4)	8.93%	6.89%	4.40%	8.22%	3.40% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,209	$39,770	$28,288	$19,605	$ 3,052	$ 1,034
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.16% (7)	0.16%	0.19%	0.19%	1.43%	0.97% (7)
Net expenses(6)	0.16% (7)	0.16%	0.16%	0.09%	0.09%	0.09% (7)
Net investment income	1.85% (7)	1.93%	2.44%	2.36%	2.37%	1.93% (7)
Portfolio Turnover	15% (4)	36%	85%	94%	46%	61% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
24
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 20.66	$ 19.49	$ 19.77	$ 19.32	$ 17.86	$ 18.84
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.26	$ 0.31	$ 0.29	$ 0.28	$ 0.25
Net realized and unrealized gain	2.65	1.73	0.43	1.15	1.93	1.00
Total income from operations	$ 2.82	$ 1.99	$ 0.74	$ 1.44	$ 2.21	$ 1.25
Less Distributions
From net investment income	$ (0.20)	$ (0.26)	$ (0.40)	$ (0.47)	$ (0.28)	$ (0.24)
From net realized gain	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)	(1.99)
Total distributions	$ (0.87)	$ (0.82)	$ (1.02)	$ (0.99)	$ (0.75)	$ (2.23)
Net asset value — End of period	$ 22.61	$ 20.66	$ 19.49	$ 19.77	$ 19.32	$ 17.86
Total Return(2)	13.78% (3)	10.44%	4.44%	7.62%	12.86%	7.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$292,550	$259,726	$247,372	$231,146	$213,343	$203,907
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.39% (6)	0.41%	0.42%	0.43%	0.50%	0.73%
Net expenses(5)	0.39% (6)	0.41%	0.42%	0.43%	0.44%	0.56%
Net investment income	1.55% (6)	1.32%	1.65%	1.47%	1.52%	1.43%
Portfolio Turnover	16% (3)	35%	89%	73%	45%	61%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
25
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 19.56	$ 18.52	$ 18.84	$ 18.37	$ 17.11	$ 18.16
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.11	$ 0.19	$ 0.13	$ 0.14	$ 0.11
Net realized and unrealized gain	2.49	1.64	0.38	1.10	1.84	0.97
Total income from operations	$ 2.57	$ 1.75	$ 0.57	$ 1.23	$ 1.98	$ 1.08
Less Distributions
From net investment income	$ (0.13)	$ (0.15)	$ (0.27)	$ (0.24)	$ (0.25)	$ (0.14)
From net realized gain	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)	(1.99)
Total distributions	$ (0.80)	$ (0.71)	$ (0.89)	$ (0.76)	$ (0.72)	$ (2.13)
Net asset value — End of period	$ 21.33	$ 19.56	$ 18.52	$ 18.84	$ 18.37	$ 17.11
Total Return(2)	13.29% (3)	9.62%	3.68%	6.83%	12.02%	6.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,987	$34,674	$36,679	$45,880	$42,529	$42,695
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.14% (6)	1.16%	1.17%	1.18%	1.29%	1.51%
Net expenses(5)	1.14% (6)	1.16%	1.17%	1.18%	1.19%	1.32%
Net investment income	0.79% (6)	0.59%	1.04%	0.72%	0.77%	0.68%
Portfolio Turnover	16% (3)	35%	89%	73%	45%	61%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
26
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 20.68	$ 19.51	$ 19.79	$ 19.36	$ 17.85	$ 17.10
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.30	$ 0.35	$ 0.33	$ 0.26	$ 0.07
Net realized and unrealized gain	2.65	1.74	0.44	1.19	2.02	0.76
Total income from operations	$ 2.85	$ 2.04	$ 0.79	$ 1.52	$ 2.28	$ 0.83
Less Distributions
From net investment income	$ (0.23)	$ (0.31)	$ (0.45)	$ (0.57)	$ (0.30)	$ (0.08)
From net realized gain	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)	—
Total distributions	$ (0.90)	$ (0.87)	$ (1.07)	$ (1.09)	$ (0.77)	$ (0.08)
Net asset value — End of period	$ 22.63	$ 20.68	$ 19.51	$ 19.79	$19.36	$17.85
Total Return(3)	13.91% (4)	10.71%	4.69%	8.04%	13.26%	4.86% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,554	$58,212	$42,444	$29,145	$ 9,124	$ 1,049
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.14% (7)	0.16%	0.17%	0.17%	0.55%	0.54% (7)
Net expenses(6)	0.14% (7)	0.16%	0.14%	0.09%	0.09%	0.09% (7)
Net investment income	1.83% (7)	1.51%	1.83%	1.70%	1.43%	1.06% (7)
Portfolio Turnover	16% (4)	35%	89%	73%	45%	61% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
27
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 22.15	$ 20.38	$ 21.16	$ 20.27	$ 18.12	$ 19.32
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.18	$ 0.20	$ 0.22	$ 0.23	$ 0.19
Net realized and unrealized gain	4.29	2.35	0.15	1.79	2.82	1.25
Total income from operations	$ 4.44	$ 2.53	$ 0.35	$ 2.01	$ 3.05	$ 1.44
Less Distributions
From net investment income	$ (0.12)	$ (0.20)	$ (0.36)	$ (0.44)	$ (0.23)	$ (0.15)
From net realized gain	(0.70)	(0.56)	(0.77)	(0.68)	(0.67)	(2.49)
Total distributions	$ (0.82)	$ (0.76)	$ (1.13)	$ (1.12)	$ (0.90)	$ (2.64)
Net asset value — End of period	$ 25.77	$ 22.15	$ 20.38	$ 21.16	$ 20.27	$ 18.12
Total Return(2)	20.26% (3)	12.52%	2.56%	10.19%	17.59%	8.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,799	$157,659	$136,474	$129,981	$116,680	$103,539
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.44% (6)	0.47%	0.52%	0.52%	0.60%	0.78%
Net expenses(5)	0.43% (6)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	1.25% (6)	0.87%	1.04%	1.07%	1.24%	1.10%
Portfolio Turnover	13% (3)	43%	92%	64%	55%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
28
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Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,
		2020	2019	2018	2017	2016
Net asset value — Beginning of period	$ 18.63	$ 17.26	$ 18.10	$ 17.50	$ 15.85	$ 17.21
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.02	$ 0.08	$ 0.06	$ 0.08	$ 0.03
Net realized and unrealized gain	3.60	1.98	0.08	1.53	2.45	1.10
Total income from operations	$ 3.65	$ 2.00	$ 0.16	$ 1.59	$ 2.53	$ 1.13
Less Distributions
From net investment income	$ —	$ (0.07)	$ (0.23)	$ (0.31)	$ (0.21)	$ —
From net realized gain	(0.68)	(0.56)	(0.77)	(0.68)	(0.67)	(2.49)
Total distributions	$ (0.68)	$ (0.63)	$ (1.00)	$ (0.99)	$ (0.88)	$ (2.49)
Net asset value — End of period	$ 21.60	$ 18.63	$ 17.26	$ 18.10	$ 17.50	$ 15.85
Total Return(2)	19.78% (3)	11.67%	1.80%	9.39%	16.72%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,027	$16,419	$15,189	$19,372	$18,045	$17,578
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.19% (6)	1.22%	1.27%	1.27%	1.42%	1.60%
Net expenses(5)	1.18% (6)	1.18%	1.18%	1.18%	1.18%	1.31%
Net investment income	0.49% (6)	0.13%	0.48%	0.33%	0.52%	0.20%
Portfolio Turnover	13% (3)	43%	92%	64%	55%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6)	Annualized.
29
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Calvert
Asset Allocation Funds
March 31, 2021
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,				Period Ended September 30,
		2020	2019	2018	2017	2016 (1)
Net asset value — Beginning of period	$ 22.27	$ 20.48	$ 21.26	$ 20.35	$ 18.14	$ 17.17
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.21	$ 0.24	$ 0.25	$ 0.36	$ 0.01
Net realized and unrealized gain	4.31	2.39	0.16	1.84	2.77	0.96
Total income from operations	$ 4.49	$ 2.60	$ 0.40	$ 2.09	$ 3.13	$ 0.97
Less Distributions
From net investment income	$ (0.17)	$ (0.25)	$ (0.41)	$ (0.50)	$ (0.25)	$ —
From net realized gain	(0.70)	(0.56)	(0.77)	(0.68)	(0.67)	—
Total distributions	$ (0.87)	$ (0.81)	$ (1.18)	$ (1.18)	$ (0.92)	$ —
Net asset value — End of period	$ 25.89	$ 22.27	$ 20.48	$ 21.26	$20.35	$18.14
Total Return(3)	20.40% (4)	12.81%	2.84%	10.57%	18.02%	5.65% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,641	$17,706	$11,864	$11,938	$ 1,790	$ 1,056
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.19% (7)	0.22%	0.27%	0.26%	1.76%	0.57% (7)
Net expenses(6)	0.18% (7)	0.18%	0.15%	0.08%	0.08%	0.08% (7)
Net investment income	1.44% (7)	1.03%	1.23%	1.20%	1.91%	0.19% (7)
Portfolio Turnover	13% (4)	43%	92%	64%	55%	62% (8)

(1)	From May 20, 2016 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7)	Annualized.
(8)	For the year ended September 30, 2016.
30
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth), (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are included in their shareholder reports, which are available free of charge at www.calvert.com.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Funds may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and polices of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the
31

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2021, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 235,744,318	$ —	$ —	$ 235,744,318
U.S. Treasury Obligations	—	9,500,073	—	9,500,073
Short-Term Investments	—	34,461,921	—	34,461,921
Total Investments	$235,744,318	$43,961,994	$ —	$279,706,312
Liability Description
Futures Contracts	$ (542,651)	$ —	$ —	$ (542,651)
Total	$ (542,651)	$ —	$ —	$ (542,651)
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 363,160,405	$ —	$ —	$ 363,160,405
U.S. Treasury Obligations	—	11,970,796	—	11,970,796
Short-Term Investments	—	31,603,883	—	31,603,883
Total Investments	$363,160,405	$43,574,679	$ —	$406,735,084
Futures Contracts	$ 7,455	$ —	$ —	$ 7,455
Total	$363,167,860	$43,574,679	$ —	$406,742,539
Liability Description
Futures Contracts	$ (329,974)	$ —	$ —	$ (329,974)
Total	$ (329,974)	$ —	$ —	$ (329,974)
Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 245,837,542	$ —	$ —	$ 245,837,542
U.S. Treasury Obligations	—	3,302,159	—	3,302,159
Short-Term Investments	—	12,880,317	—	12,880,317
Total Investments	$245,837,542	$16,182,476	$ —	$262,020,018
32

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Asset Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 253,243	$ —	$ —	$ 253,243
Total	$246,090,785	$16,182,476	$ —	$262,273,261
Liability Description
Futures Contracts	$ (106,978)	$ —	$ —	$ (106,978)
Total	$ (106,978)	$ —	$ —	$ (106,978)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with
33

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
CRM provides investment advisory services to the Funds. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (each, a “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to each New Agreement (and each Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds. The Funds may invest their cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) for Conservative, Moderate and Growth exceed 0.44%, 0.44% and 0.43%, respectively, for Class A; 1.19%, 1.19% and 1.18%, respectively, for Class C; and 0.19%, 0.19% and 0.18%, respectively, for Class I of such class' average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $10,317 for Growth and no expenses were waived or reimbursed for Conservative and Moderate. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2021 amounted to $235,548, $348,529 and $227,388, respectively, for Class A shares and $139,804, $174,736 and $87,444, respectively, for Class C shares.
The Funds were informed that EVD received $22,833, $33,641 and $61,959 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Funds were also informed that EVD received $2,864, $1,233 and $1,464 for Conservative, Moderate and Growth, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $20,135, $35,777 and $33,933 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred
34

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, each Fund’s allocated portion of the Advisory Council compensation and fees was $226, $291 and $183 for Conservative, Moderate and Growth, respectively, which are included in miscellaneous expense on the Statements of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases
Non-U.S. Government and Agency Securities	$ 39,233,271	$ 59,097,395	$ 50,627,166
Sales
U.S. Government and Agency Securities	$ 3,634,488	$ 4,927,796	$ —
Non-U.S. Government and Agency Securities	32,946,366	57,506,196	28,125,490
Total Sales	$36,580,854	$62,433,992	$28,125,490
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, Growth had a net capital loss of $112,652 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2021.
Additionally, at September 30, 2020, Growth had a late year ordinary loss of $292,800 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2021, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$248,426,815	$328,998,786	$199,546,350
Gross unrealized appreciation	$ 30,963,987	$ 77,413,907	$ 62,619,933
Gross unrealized depreciation	(227,141)	(128)	—
Net unrealized appreciation	$ 30,736,846	$ 77,413,779	$ 62,619,933
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2021 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2021, each Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
35

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

At March 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Conservative
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Interest rate	Futures contracts	Distributable earnings	$ —	$(542,651) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Interest rate	Futures contracts	Distributable earnings	$7,455 (1)	$(329,974) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Growth
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Distributable earnings	$ 9,682(1)	$ —
Interest rate	Futures contracts	Distributable earnings	243,561 (1)	(106,978) (1)
Total			$253,243	$(106,978)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2021 was as follows:
Conservative
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Futures contracts	$ 14,513	$ (659,380)	$ (644,867)
Total	$14,513	$(659,380)	$(644,867)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ (620,839)	$ (620,839)
Total	$ —	$(620,839)	$(620,839)
36

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Moderate
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Futures contracts	$ 19,113	$ (683)	$ 18,430
Total	$19,113	$ (683)	$ 18,430
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ (291,531)	$ (291,531)
Total	$ —	$(291,531)	$(291,531)
Growth
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Futures contracts	$ 665,438	$ 328,396	$ 993,834
Total	$665,438	$328,396	$993,834
Change in unrealized appreciation (depreciation):
Futures contracts	$ 33,417	$ 245,985	$ 279,402
Total	$ 33,417	$245,985	$279,402
The average notional cost of futures contracts outstanding during the six months ended March 31, 2021, which is indicative of the volume of this derivative type, was approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$38,849,000	$30,390,000	$12,008,000
Futures contracts — short	$58,000	$1,070,000	$11,927,000
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings pursuant to their line of credit during the six months ended March 31, 2021.
37

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Funds
At March 31, 2021, the value of each Fund’s investment in affiliated funds was $270,206,239, $394,764,288 and $258,717,859 for Conservative, Moderate and Growth, respectively, which represents 96.6%, 96.8% and 99.7% of net assets for Conservative, Moderate and Growth, respectively. Transactions in affiliated funds by the Funds for the six months ended March 31, 2021 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$68,095,519	$ 6,036,006	$ (1,552,000)	$ 42,113	$ (1,274,235)	$ 71,347,403	$ 756,827	$ 840,179	4,264,639
Cash Reserves Fund, LLC	21,270,852	32,673,753	(19,482,684)	606	(606)	34,461,921	15,066	—	34,458,476
Emerging Markets Advancement Fund, Class I	5,054,479	7,306	(1,548,000)	233,044	830,181	4,577,010	7,306	—	353,710
Emerging Markets Equity Fund, Class R6	4,524,233	2,686,408	(3,518,000)	672,909	847,418	5,212,968	39,409	—	229,141
Equity Fund, Class R6	6,438,756	308,206	(263,000)	17,198	539,452	7,040,612	16,521	154,685	87,931
Flexible Bond Fund, Class R6	15,215,561	573,165	(622,000)	(7,119)	832,907	15,992,514	219,165	—	1,030,445
Floating-Rate Advantage Fund, Class R6	16,545,069	1,614,973	—	—	468,819	18,628,861	365,973	—	1,967,145
High Yield Bond Fund, Class I	7,184,910	26,895	(7,225,527)	744,695	(730,973)	—	26,894	—	—
High Yield Bond Fund, Class R6	—	7,659,430	(2,293,000)	13,897	129,595	5,509,922	101,904	—	204,526
International Equity Fund, Class R6	10,502,265	1,583,069	(4,468,975)	340,366	905,237	8,861,962	44,094	—	350,414
International Opportunities Fund, Class R6	7,481,737	1,268,647	(2,219,016)	105,575	927,127	7,564,070	67,630	—	373,166
International Responsible Index Fund, Class R6	5,548,918	2,141,938	(1,853,636)	113,111	918,437	6,868,768	84,302	—	237,921
Mid-Cap Fund, Class I	1,902,301	18,498	(205,000)	21,401	332,911	2,070,111	3,787	14,711	42,542
Short Duration Income Fund, Class R6	4,663,739	6,313,866	—	—	58,805	11,036,410	79,612	27,255	667,659
Small-Cap Fund, Class R6	3,125,499	704,052	(1,430,211)	146,224	920,588	3,466,152	5,840	—	97,776
38

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Ultra-Short Duration Income Fund, Class R6	$14,376,852	$ 1,399,656	$ —	$ —	$ 104,872	$ 15,881,380	$ 88,657	$ —	1,599,333
US Large-Cap Core Responsible Index Fund, Class R6	12,765,277	115,604	(4,972,000)	1,537,348	313,874	9,760,103	115,604	—	270,138
US Large-Cap Growth Responsible Index Fund, Class I	8,007,260	227,392	(284,000)	33,744	949,628	8,934,024	45,150	111,242	198,711
US Large-Cap Value Responsible Index Fund, Class I	18,193,826	5,305,330	(120,000)	3,731	6,132,596	29,515,483	389,025	97,305	990,452
US Mid-Cap Core Responsible Index Fund, Class I	1,872,679	1,242,830	(372,000)	49,139	683,917	3,476,565	25,810	65,019	93,031
Totals				$4,067,982	$13,890,550	$270,206,239	$2,498,576	$1,310,396
Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$27,918,250	$ 2,770,115	$ —	$ —	$ (517,690)	$ 30,170,675	$ 318,598	$ 356,516	1,803,388
Cash Reserves Fund, LLC	18,728,136	26,038,801	(13,163,054)	696	(696)	31,603,883	12,627	—	31,600,723
Emerging Markets Advancement Fund, Class I	12,834,454	93,614	(3,312,000)	583,859	2,257,501	12,457,428	19,614	—	962,707
Emerging Markets Equity Fund, Class R6	13,131,851	4,860,817	(6,693,000)	1,706,652	2,258,376	15,264,696	98,817	—	670,976
Equity Fund, Class R6	12,195,239	1,132,785	—	—	1,119,708	14,447,732	33,078	309,707	180,439
Flexible Bond Fund, Class R6	15,254,821	547,322	(1,306,000)	(17,078)	810,844	15,289,909	211,322	—	985,175
39

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Floating-Rate Advantage Fund, Class R6	$17,146,590	$ 1,591,761	$ —	$ —	$ 479,134	$ 19,217,485	$ 376,762	$ —	2,029,301
High Yield Bond Fund, Class I	17,412,192	65,176	(17,510,623)	1,177,389	(1,144,134)	—	65,176	—	—
High Yield Bond Fund, Class R6	—	18,235,505	(3,488,000)	20,868	374,626	15,142,999	283,882	—	562,101
International Equity Fund, Class R6	24,624,100	4,972,291	(6,162,973)	156,649	3,389,617	26,979,684	125,318	—	1,066,812
International Opportunities Fund, Class R6	22,219,497	2,390,965	(2,644,921)	20,643	3,215,239	25,201,423	211,045	—	1,243,287
International Responsible Index Fund, Class R6	14,057,209	5,642,170	(4,890,680)	187,442	2,137,920	17,134,061	188,490	—	593,490
Mid-Cap Fund, Class I	3,681,883	35,350	(353,000)	32,590	649,342	4,046,165	7,237	28,113	83,152
Short Duration Income Fund, Class R6	4,914,734	6,145,150	—	—	63,382	11,123,266	81,880	29,270	672,914
Small-Cap Fund, Class R6	6,267,262	11,711	(1,314,000)	210,617	1,937,731	7,113,321	11,711	—	200,658
Ultra-Short Duration Income Fund, Class R6	17,488,143	1,384,357	(773,000)	(6,789)	127,113	18,219,824	102,358	—	1,834,826
US Large-Cap Core Responsible Index Fund, Class R6	47,945,243	514,489	(7,679,000)	2,459,198	5,896,803	49,136,733	514,489	—	1,359,998
US Large-Cap Growth Responsible Index Fund, Class I	16,306,469	310,149	(443,000)	150,686	1,810,235	18,134,539	89,539	220,610	403,348
US Large-Cap Value Responsible Index Fund, Class I	39,293,493	4,948,083	(284,000)	18,571	11,948,573	55,924,720	742,392	185,690	1,876,668
40

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
US Mid-Cap Core Responsible Index Fund, Class I	$ 3,706,684	$ 3,445,586	$ (652,000)	$ 71,734	$ 1,583,741	$ 8,155,745	$ 58,988	$ 148,598	218,243
Totals				$6,773,727	$38,397,365	$394,764,288	$3,553,323	$1,278,504
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Cash Reserves Fund, LLC	$ 7,702,956	$28,424,985	$(23,247,624)	$ (153)	$ 153	$ 12,880,317	$ 3,912	$ —	12,879,029
Emerging Markets Advancement Fund, Class I	10,914,406	16,490	(1,306,000)	214,971	2,135,643	11,975,510	16,490	—	925,465
Emerging Markets Equity Fund, Class R6	10,890,928	4,357,026	(4,138,029)	938,438	2,256,501	14,304,864	79,996	—	628,785
Equity Fund, Class R6	8,174,067	2,619,282	—	—	799,681	11,593,030	22,029	206,253	144,786
Floating-Rate Advantage Fund, Class R6	5,535,820	525,051	(1,144,000)	(57,395)	185,491	5,044,967	103,051	—	532,731
High Yield Bond Fund, Class I	5,597,601	20,952	(5,629,244)	535,234	(524,543)	—	20,953	—	—
High Yield Bond Fund, Class R6	—	5,677,149	(5,810,791)	133,642	—	—	61,125	—	—
International Equity Fund, Class R6	20,793,489	5,231,816	(3,080,598)	31,258	3,201,383	26,177,348	114,218	—	1,035,087
International Opportunities Fund, Class R6	17,670,191	3,003,799	(1,263,054)	6,562	2,600,987	22,018,485	168,744	—	1,086,260
International Responsible Index Fund, Class R6	12,765,779	6,684,780	(4,051,774)	25,213	2,176,602	17,600,600	177,007	—	609,650
Mid-Cap Fund, Class I	3,333,882	1,041,860	(1,000)	37	676,623	5,051,402	6,932	26,928	103,810
41

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Small-Cap Fund, Class R6	$ 6,022,527	$ 629,901	$ —	$ —	$ 2,228,364	$ 8,880,792	$ 11,901	$ —	250,516
US Large-Cap Core Responsible Index Fund, Class R6	39,193,967	4,608,063	(1,701,000)	460,446	6,640,643	49,202,119	410,064	—	1,361,808
US Large-Cap Growth Responsible Index Fund, Class I	12,147,386	1,428,190	—	—	1,520,989	15,096,565	68,187	168,002	335,778
US Large-Cap Value Responsible Index Fund, Class I	29,735,795	8,198,784	—	—	9,457,296	47,391,875	566,171	141,613	1,590,331
US Mid-Cap Core Responsible Index Fund, Class I	3,361,590	6,584,022	—	—	1,554,373	11,499,985	52,576	132,446	307,733
Totals				$2,288,253	$34,910,186	$258,717,859	$1,883,356	$ 675,242
8  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
Conservative
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,273,810	$ 24,292,739	2,136,540	$ 37,521,058
Reinvestment of distributions	326,094	6,158,346	352,535	6,175,832
Shares redeemed	(958,296)	(18,224,938)	(1,975,192)	(34,306,000)
Converted from Class C	161,453	3,073,323	80,779	1,394,035
Net increase	803,061	$ 15,299,470	594,662	$ 10,784,925
42

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	177,829	$ 3,319,488	273,188	$ 4,728,169
Reinvestment of distributions	43,636	813,032	51,971	902,392
Shares redeemed	(250,280)	(4,695,524)	(359,739)	(6,174,545)
Converted to Class A	(163,618)	(3,073,323)	(81,854)	(1,394,035)
Net decrease	(192,433)	$ (3,636,327)	(116,434)	$ (1,938,019)
Class I
Shares sold	832,852	$ 15,853,148	921,825	$ 16,368,578
Reinvestment of distributions	92,114	1,740,952	73,543	1,289,103
Shares redeemed	(310,971)	(5,929,348)	(437,249)	(7,516,241)
Net increase	613,995	$ 11,664,752	558,119	$ 10,141,440
Moderate
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	830,181	$ 18,366,882	1,305,709	$ 25,370,827
Reinvestment of distributions	472,340	10,339,395	508,939	10,099,167
Shares redeemed	(1,089,307)	(23,911,041)	(2,030,158)	(38,872,313)
Converted from Class C	159,232	3,511,376	95,226	1,835,311
Net increase (decrease)	372,446	$ 8,306,612	(120,284)	$ (1,567,008)
Class C
Shares sold	119,337	$ 2,491,019	214,121	$ 3,939,642
Reinvestment of distributions	62,727	1,295,936	71,498	1,352,019
Shares redeemed	(146,290)	(3,053,389)	(392,955)	(7,145,666)
Converted to Class A	(168,487)	(3,511,376)	(100,556)	(1,835,311)
Net decrease	(132,713)	$ (2,777,810)	(207,892)	$ (3,689,316)
Class I
Shares sold	886,473	$ 19,564,713	1,018,447	$ 19,520,170
Reinvestment of distributions	132,974	2,914,964	103,329	2,047,144
Shares redeemed	(274,114)	(6,069,159)	(482,843)	(9,276,808)
Net increase	745,333	$ 16,410,518	638,933	$ 12,290,506
43

Calvert
Asset Allocation Funds
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Growth
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	904,259	$ 22,423,591	1,143,112	$ 23,227,578
Reinvestment of distributions	236,514	5,778,037	227,334	4,889,956
Shares redeemed	(507,416)	(12,472,214)	(981,059)	(19,790,028)
Converted from Class C	80,779	1,952,440	31,340	630,121
Net increase	714,136	$ 17,681,854	420,727	$ 8,957,627
Class C
Shares sold	120,750	$ 2,497,309	175,569	$ 2,986,919
Reinvestment of distributions	26,856	551,078	29,672	539,742
Shares redeemed	(98,277)	(2,049,027)	(166,833)	(2,878,475)
Converted to Class A	(96,163)	(1,952,440)	(37,127)	(630,121)
Net increase (decrease)	(46,834)	$ (953,080)	1,281	$ 18,065
Class I
Shares sold	835,850	$ 20,838,582	432,287	$ 8,820,208
Reinvestment of distributions	39,090	958,486	22,011	474,992
Shares redeemed	(138,658)	(3,482,038)	(238,509)	(4,768,059)
Net increase	736,282	$ 18,315,030	215,789	$ 4,527,141
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
44

Calvert
Asset Allocation Funds
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as each Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Conservative Allocation Fund	7,326,397.645	130,857.191	555,343.749	0
Moderate Allocation Fund	9,335,872.857	111,746.417	508,136.738	0
Growth Allocation Fund	4,969,271.918	77,333.854	461,658.388	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.
45

Calvert
Conservative Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Conservative Allocation Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Conservative Allocation Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
46

Calvert
Conservative Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
47

Calvert
Conservative Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
48

Calvert
Moderate Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Moderate Allocation Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Moderate Allocation Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
49

Calvert
Moderate Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
50

Calvert
Moderate Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
51

Calvert
Growth Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Growth Allocation Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Growth Allocation Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
52

Calvert
Growth Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
53

Calvert
Growth Allocation Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
54

Calvert
Asset Allocation Funds
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
55

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-262-1122 or email: EVprivacy@eatonvance.com.
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: CRMPrivacy@calvert.com

56

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
57

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
58

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 21, 2021